File Nos. 33-48926
811-6718

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 23	[X] [_] [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 23	[X] [X]

(Check appropriate box or boxes.)

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York (Address of Principal Executive Offices)	10166 (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:
Lewis G. Cole, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

It is proposed that this filing will become effective (check appropriate box)

on (DATE) pursuant to paragraph (b)

immediately upon filing pursuant to paragraph (b)

X	60 days after filing pursuant to paragraph (a)(1)

on (DATE) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (DATE) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion, October 21, 2002

Dreyfus Premier Yield Advantage Fund

Seeks high current income while maintaining a high degree of share price stability

PROSPECTUS __________, 2002

CLASS A, B AND S SHARES

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents The Fund

Goal/Approach	1

Main Risks	2

Past Performance	4

Expenses	5

Management	6

Financial Highlights	7

Your Investment

Account Policies	8

Distributions and Taxes	11

Services for Fund Investors	12

Instructions for Regular Accounts	13

Instructions for IRAs	14

For More Information

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Dreyfus Premier Yield Advantage Fund

Ticker Symbols CLASS A: N/A

CLASS B: N/A
CLASS S: N/A

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price. To pursue its goal, the fund invests only in fixed-income securities of U.S. and foreign issuers rated investment grade at the time of purchase or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stock, asset-backed securities, mortgage-related securities and foreign bonds. The fund is designed to provide a very high degree of share price stability while generating returns higher than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds. The fund seeks to maintain a minimum average credit quality of "A" with respect to its portfolio.

To help maintain a very high degree of share price stability and preserve shareholders' capital, the fund seeks to keep the average effective duration of its overall portfolio at one year or less. The fund expects its average effective maturity and average effective duration to closely follow each other. The fund may invest in securities with effective or final maturities of any length. The fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality. The fund also may engage in risk management techniques, including short sales, futures contracts, swap agreements and other derivatives, in seeking to reduce share price volatility, increase income and otherwise manage the fund's exposure to investment risks.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risks, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund will focus primarily on U.S. securities, but may invest up to 10% of its total assets in fixed-income securities of foreign issuers.

Concepts to understand

INVESTMENT GRADE BONDS: bonds rated BBB or Baa or above by nationally recognized rating agencies are considered investment grade.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more it will react to interest rate fluctuations.

AVERAGE EFFECTIVE MATURITY: a weighted average of the stated maturities of the bonds held by the fund, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity. Certain securities, such as mortgage-related securities, may have effective maturities significantly shorter than their stated final maturities.

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages with cash flows "passed through" to the holders of the securities via monthly payments of interest and principal.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium- and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

The Fund     1

MAIN RISKS

The fund's principal risks are discussed below. The fund is not a money market fund, and the value of your investment in the fund will fluctuate, which means you could lose money.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's effective duration, the more its share price is likely to react to interest rates.

* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.

* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

* MARKET SECTOR RISK. The fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates.

* DERIVATIVES RISK. In addition to mortgage-related and asset-backed securities, the fund may invest in other derivative instruments such as options, futures and options on futures (including those relating to indexes and interest rates), swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

* SHORT SALE RISK. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering the short position") at a time when the security has appreciated in value, thus resulting in a loss to the fund.

* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The Fund     3

PAST PERFORMANCE

As newly offered share classes, past performance information is not available for Classes A, B and S as of the date of this prospectus.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                           CLASS A    CLASS B**     CLASS S
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SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR
ACCOUNT)

Maximum front-end sales charge on purchases

% OF OFFERING PRICE                                          2.00        NONE         NONE

Maximum contingent deferred sales charge (CDSC)

% OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS               NONE*         4.00       2.50
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ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM
FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               .50         .50          .50

Rule 12b-1 fee                                               NONE         .75          .25

Shareholder services fee                                      .25         .25          .25

Other expenses                                               X.XX        X.XX         X.XX
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TOTAL                                                        X.XX        X.XX         X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
$250,000 OR MORE MAY BE CHARGED A CDSC OF 0.50% IF REDEEMED WITHIN 18 MONTHS.

** CLASS B SHARES ARE AVAILABLE ONLY THROUGH EXCHANGES OF CLASS B SHARES OF
ANOTHER FUND IN THE DREYFUS PREMIER FAMILY OF FUNDS OR CLASS B SHARES OF CERTAIN
FUNDS ADVISED BY FOUNDERS ASSET MANAGEMENT LLC (FOUNDERS), AN AFFILIATE OF
DREYFUS.

Expense example

                            1 Year      3 Years
----------------------------------------------------

CLASS A                     $XXX        $XXX

CLASS B
WITH REDEMPTION             $XXX        $XXX

WITHOUT REDEMPTION          $XXX        $XXX

CLASS S
WITH REDEMPTION             $XXX        $XXX
WITHOUT REDEMPTION          $XXX        $XXX

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: The fee paid to the fund's distributor for financing the sale and distribution of Class B and S shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. These expenses are estimated for the current fiscal year; actual expenses may vary.

The Fund     5

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $182 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the effective annual rate of 0.33% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the fund. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed-income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

As newly offered share classes, financial highlights information is not available for Classes A, B and S as of the date of this prospectus.

The Fund     7

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment through a third party. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.

* CLASS B shares may be acquired only through an exchange of Class B shares of another Dreyfus Premier fund or Class B shares of certain funds advised by Founders and are appropriate for investors who wish to avoid paying a front-end sales charge (or CDSC upon an exchange into the fund) and have a longer-term investment horizon.

* CLASS S shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and have a longer-term investment horizon.

Your financial representative can help you choose the share class that is appropriate for you. The fund offers two other classes of shares which are described in separate prospectuses. You should consult your financial representative to determine which classes of shares your financial representative makes available to you.

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders, sold with a sales load, to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.

--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                 Sales charge              Sales charge
                                 deducted as a %           as a % of your
Your investment                  of offering price         net investment
--------------------------------------------------------------------------------

Up to $49,999                    2.00%                     2.04%

$50,000 -- $99,999               1.75%                     1.78%

$100,000 -- $249,999             1.50%                     1.52%

$250,000 or more*                0.00%                     0.00%

* A 0.50% CDSC may be charged on any shares sold within 18 months of purchase (except shares bought through dividend reinvestment).

--------------------------------------------------------------------------------

CLASS B AND CLASS S -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

                                 Class B                   Class S
--------------------------------------------------------------------------------

Up to 2 years                    4.00%                     2.50%

2 - 3 years                      3.00%                     1.75%

3 - 4 years                      3.00%                     1.00%

4 - 5 years                      2.00%                     0.75%

5 - 6 years                      1.00%                     0.50%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B and Class S shares also carry an annual Rule 12b-1 fee of 0.75% and 0.25%, respectively, of the class's average daily net assets.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued generally by using available market quotations or based on fair value, which may be determined by one or more pricing services approved by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

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Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS:

 CLASSES A, B AND S                $10,000            $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B and S are offered at NAV, but generally are subject to higher annual operating expenses and a CDSC.

Your Investment     9

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone

Proceeds
sent by                    Minimum                    Maximum
--------------------------------------------------------------------------------

CHECK                      NO MINIMUM                 $250,000 PER DAY

WIRE                       $1,000                     $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS

DREYFUS                    $500                       $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

* requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

* change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years.

Your Investment     11

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

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For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).

--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will
                                be no CDSC on Class B shares, as long
                                as the amount of any withdrawal does
                                not exceed an annual rate of 12% of
                                the greater of the account value at
                                the time of the first withdrawal under
                                the plan, or at the time of the
                                subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class S shares into Class B shares of another Dreyfus Premier fund or Class B shares of certain funds advised by Founders (if such funds do not offer Class S shares). You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although shareholders exchanging Class A shares purchased at NAV may be charged any applicable sales load when exchanging into Class A shares of other funds.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or S shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

     TO OPEN AN ACCOUNT
          In Writing

     Complete the application. Mail your application and a check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

     WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

     Call us to obtain an account number.

     Return your application with the account number on the application.

           Automatically

           WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

           In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

           In Writing

Write a letter of instruction that includes:

* * * * * *	your name(s) and signature(s) your account number the fund name the dollar amount you want to sell the share class how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

           Automatically

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment     13

INSTRUCTIONS FOR IRAS

     TO OPEN AN ACCOUNT

          In Writing

        Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone

           Automatically

TO ADD TO AN ACCOUNT

           In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your account number name of investor dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

          Automatically

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

           In Writing

Write a letter of instruction that includes:

* * * * * * *	your name and signature
your account number and fund name
the dollar amount you want to sell
the share class
how and where to send the proceeds
whether the distribution is qualified or premature
whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone

           Automatically

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

NOTES

For More Information

Dreyfus Premier Yield Advantage Fund

A series of Dreyfus Investment Grade Bond Funds, Inc.

SEC file number: 811-6718

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
200P1102A

Subject to Completion, October 21, 2002

Dreyfus Premier Yield Advantage Fund

Seeks high current income while maintaining a high degree of share price stability

PROSPECTUS __________, 2002

CLASS B, P AND S SHARES

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents The Fund

Goal/Approach	1

Main Risks	2

Past Performance	4

Expenses	5

Management	6

Financial Highlights	7

Your Investment

Account Policies	8

Distributions and Taxes	11

Services for Fund Investors	12

Instructions for Regular Accounts	13

Instructions for IRAs	14

For More Information

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Dreyfus Premier Yield Advantage Fund

Ticker Symbols CLASS B: N/A

CLASS P: N/A

CLASS S: N/A

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price. To pursue its goal, the fund invests only in fixed-income securities of U.S. and foreign issuers rated investment grade at the time of purchase or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stock, asset-backed securities, mortgage-related securities and foreign bonds. The fund is designed to provide a very high degree of share price stability while generating returns higher than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds. The fund seeks to maintain a minimum average credit quality of "A" with respect to its portfolio.

To help maintain a very high degree of share price stability and preserve shareholders' capital, the fund seeks to keep the average effective duration of its overall portfolio at one year or less. The fund expects its average effective maturity and average effective duration to closely follow each other. The fund may invest in securities with effective or final maturities of any length. The fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality. The fund also may engage in risk management techniques, including short sales, futures contracts, swap agreements and other derivatives, in seeking to reduce share price volatility, increase income and otherwise manage the fund's exposure to investment risks.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund will focus primarily on U.S. securities, but may invest up to 10% of its total assets in fixed-income securities of foreign issuers.

Concepts to understand

INVESTMENT GRADE BONDS: bonds rated BBB or Baa or above by nationally recognized rating agencies are considered investment grade.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more it will react to interest rate fluctuations.

AVERAGE EFFECTIVE MATURITY: a weighted average of the stated maturities of the bonds held by the fund, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity. Certain securities, such as mortgage-related securities, may have effective maturities significantly shorter than their stated final maturities.

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages with cash flows "passed through" to the holders of the securities via monthly payments of interest and principal.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium- and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

The Fund     1

MAIN RISKS

The fund's principal risks are discussed below. The fund is not a money market fund, and the value of your investment in the fund will fluctuate, which means you could lose money.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's effective duration, the more its share price is likely to react to interest rates.

* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.

* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

* MARKET SECTOR RISK. The fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates.

* DERIVATIVES RISK. In addition to mortgage-related and asset-backed securities, the fund may invest in other derivative instruments such as options, futures and options on futures (including those relating to indexes and interest rates), swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

* SHORT SALE RISK. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering the short position") at a time when the security has appreciated in value, thus resulting in a loss to the fund.

* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

PAST PERFORMANCE

As newly offered share classes, past performance information is not available for Classes B, P and S as of the date of this prospectus.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                         CLASS B*       CLASS P       CLASS S
---------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM
YOUR ACCOUNT)

Maximum front-end sales charge on purchases

% OF OFFERING PRICE                                       NONE          NONE          NONE

Maximum contingent deferred sales charge (CDSC)

% OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS            4.00          NONE          2.50
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM
FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                            .50           .50           .50

Rule 12b-1 fee                                             .75          NONE           .25

Shareholder services fee                                   .25           .25           .25

Other expenses                                            X.XX          X.XX          X.XX
----------------------------------------------------------------------------------------------

TOTAL                                                     X.XX          X.XX          X.XX

* CLASS B SHARES ARE AVAILABLE ONLY THROUGH EXCHANGES OF CLASS B SHARES OF ANOTHER FUND IN THE DREYFUS PREMIER FAMILY OF FUNDS OR CLASS B SHARES OF CERTAIN FUNDS ADVISED BY FOUNDERS ASSET MANAGEMENT LLC (FOUNDERS), AN AFFILIATE OF DREYFUS.

Expense example

                            1 Year      3 Years
---------------------------------------------------------

CLASS B
WITH REDEMPTION             $XXX        $XXX

WITHOUT REDEMPTION          $XXX        $XXX

CLASS P                     $XXX        $XXX

CLASS S
WITH REDEMPTION             $XXX        $XXX
WITHOUT REDEMPTION          $XXX        $XXX

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: The fee paid to the fund's distributor for financing the sale and distribution of Class B and S shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. These expenses are estimated for the current fiscal year; actual expenses may vary.

The Fund     5

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $182 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the effective annual rate of 0.33% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the fund. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed-income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

As newly offered share classes, financial highlights information is not available for Classes B, P and S as of the date of this prospectus.

The Fund     7

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment through a third party. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS B shares may be acquired only through an exchange of Class B shares of another Dreyfus Premier fund or Class B shares of certain funds advised by Founders and are appropriate for investors who wish to avoid paying a front-end sales charge (or CDSC upon an exchange into the fund) and have a longer-term investment horizon.

* CLASS P shares are appropriate for investors who can invest at least $100,000 in the fund and want to put 100% of their investment dollars to work immediately.

* CLASS S shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and have a longer-term investment horizon.

Your financial representative can help you choose the share class that is appropriate for you. The fund offers two other classes of shares which are described in separate prospectuses. You should consult your financial representative to determine which classes of shares your financial representative makes available to you.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the Statement of Additional Information (SAI) to see if this may apply to you.

---------------------------------------------------------------------

Sales charges

CLASS B AND CLASS S -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
---------------------------------------------------------------------

                                 Class B                   Class S
---------------------------------------------------------------------

Up to 2 years                    4.00%                     2.50%

2 - 3 years                      3.00%                     1.75%

3 - 4 years                      3.00%                     1.00%

4 - 5 years                      2.00%                     0.75%

5 - 6 years                      1.00%                     0.50%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B and Class S shares also carry an annual Rule 12b-1 fee of 0.75% and 0.25%, respectively, of the class's average daily net assets.

CLASS P -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued generally by using available market quotations or based on fair value, which may be determined by one or more pricing services approved by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS:

 CLASS P                           $100,000           $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

 CLASSES B AND S                   $10,000            $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class P, Class B and Class S shares are offered to the public at NAV, but Classes B and S shares generally are subject to higher annual operating expenses and a CDSC.

Your Investment     9

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC ON CLASS B AND S SHARES AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone

Proceeds
sent by                    Minimum                    Maximum
--------------------------------------------------------------------------------

CHECK                      NO MINIMUM                 $250,000 PER DAY

WIRE                       $1,000                     $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS

DREYFUS                    $500                       $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees.

These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

* requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

* change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years.

Your Investment     11

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund or
                                certain Founders-advised funds (not
                                available for IRAs)

--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will be
                                no CDSC on Class B shares, as long as
                                the amount of any withdrawal does not
                                exceed an annual rate of 12% of the
                                greater of the account value at the time
                                of the first withdrawal under the plan,
                                or at the time of the subsequent
                                withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class S shares into Class B shares of another Dreyfus Premier fund or Class B shares of certain funds advised by Founders (if such funds do not offer Class S shares). In addition, you may exchange Class P shares into Class A shares of another Dreyfus Premier fund or Class A shares of certain funds advised by Founders. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although shareholders exchanging Class P shares may be charged any applicable sales load when exchanging into Class A shares.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class B or S shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

     TO OPEN AN ACCOUNT
          In Writing

     Complete the application.

Mail your application and a check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

     WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

     Call us to obtain an account number.

     Return your application with the account number on the application.

          Automatically

     WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus Teletransfer on your application. Call us to request your transaction.

           Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

           In Writing

Write a letter of instruction that includes:

* * * * * *	your name(s) and signature(s) your account number the fund name the dollar amount you want to sell the share class how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

           Automatically

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment     13

INSTRUCTIONS FOR IRAS

     TO OPEN AN ACCOUNT

     In Writing

     Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone
           Automatically

TO ADD TO AN ACCOUNT

           In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ____________ the fund name the share class your account number name of investor the contribution year dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

           Automatically

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

           In Writing

Write a letter of instruction that includes:

* * * * * * *	your name and signature
your account number the fund name
the dollar amount you want to sell
the share class
how and where to send the proceeds
whether the distribution is qualified or premature
whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone

           Automatically

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

NOTES

For More Information

Dreyfus Premier Yield Advantage Fund

A series of Dreyfus Investment Grade Bond Funds, Inc.

SEC file number: 811-6718

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
200P1102P

Subject to Completion, October 21, 2002

Dreyfus Premier Short Term Income Fund

Seeks high current income by investing in fixed-income securities

PROSPECTUS __________, 2002

CLASS A AND B SHARES

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents The Fund

Goal/Approach	1

Main Risks	2

Past Performance	4

Expenses	5

Management	6

Financial Highlights	7

Your Investment

Account Policies	8

Distributions and Taxes	11

Services for Fund Investors	12

Instructions for Regular Accounts	13

Instructions for IRAs	14

For More Information

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Dreyfus Premier Short Term Income Fund

------------------------------

Ticker Symbols CLASS A: N/A

CLASS B: N/A

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests at least 80% of its assets in investment grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds.

Typically, the fund's portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.

The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

The portfolio manager buys and sells fixed-income securities based on credit quality, financial outlook and yield potential. Fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

Concepts to understand

INVESTMENT GRADE SECURITIES: bonds rated BBB or Baa or above by nationally recognized rating agencies are considered investment grade.

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).

DURATION: a measure of an investment's "interest rate risk," or how sensitive an investment or the fund's portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

AVERAGE EFFECTIVE MATURITY: an average of the stated maturities of the bonds held by the fund, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

The Fund     1

MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, which means you could lose money.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's effective duration, the more its share price is likely to react to interest rates.

* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Although the fund invests primarily in investment grade bonds, the fund may invest to a limited extent in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

* MARKET SECTOR RISK. The fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers located in more mature economies.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

* DERIVATIVES RISK. In addition to mortgage-related and asset-backed securities, the fund may invest in other derivative instruments such as options, futures and options on futures (including those relating to indexes and interest rates), swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vunerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Fund     3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the fund's performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's average annual total return to that of the Merrill Lynch 1-5 Year Government/Corporate Index, an unmanaged performance benchmark for investment grade corporate securities and U.S. government securities in that maturity range. These returns include the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. The historical performance of the fund's Class D shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table. Since Class A and B shares are new, past performance information is not available for those classes as of the date of this prospectus. All of the fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the fund's other share classes due to difference in charges and expenses. The performance figures shown have not been adjusted to reflect differences in service and distribution fees; if these expenses had been reflected, the performance shown for Class A and B shares would have been lower

After-tax performance is shown only for Class A shares (based on the fund's Class D performance). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS D SHARES

[Exhibit A]

BEST QUARTER:                    Q2 '95                             +4.15%

WORST QUARTER:                   Q1 '94                             -0.79%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS ___%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/01

                                                                       Since
                                                                     inception
                                        1 Year        5 Years        (8/18/92)
--------------------------------------------------------------------------------

CLASS A
RETURNS BEFORE TAXES                     XX.XX%        XX.XX%          XX.XX%

CLASS A
RETURNS AFTER TAXES
ON DISTRIBUTIONS                         XX.XX%        XX.XX%          XX.XX%

CLASS A
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                      XX.XX%        XX.XX%          XX.XX%

CLASS B
RETURNS BEFORE TAXES                     XX.XX%        XX.XX%          XX.XX%

MERRILL LYNCH 1-5
YEAR GOVERNMENT/
CORPORATE INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                  XX.XX%        XX.XX%          XX.XX%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                           CLASS A     CLASS B
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM
YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                     3.00       NONE

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS          NONE*      4.00
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM
FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               .50        .50

Rule 12b-1 fee                                                NONE        .50

Shareholder services fee                                      .25        .25

Other expenses                                                .XX        .XX
--------------------------------------------------------------------------------

TOTAL                                                        X.XX       X.XX

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $250,000 OR MORE MAY BE CHARGED A CDSC OF 0.75% IF REDEEMED WITHIN 18 MONTHS.

Expense example

                            1 Year      3 Years
-----------------------------------------------------

CLASS A                     $XXX        $XXX

CLASS B
WITH REDEMPTION             $XXX        $XXX

WITHOUT REDEMPTION          $XXX        $XXX

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. These expenses are estimated for the current fiscal year; actual expenses may vary.

The Fund     5

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $182 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the fund. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

As newly offered share classes, financial highlights information is not available for Classes A and B as of the date of this prospectus.

The Fund     7

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment through a third party. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.

* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and have a longer-term investment horizon.

Your financial representative can help you choose the share class that is appropriate for you. The fund offers two other classes of shares which are described in separate prospectuses. You should consult your financial representative to determine which classes of shares your financial representative makes available to you.

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.

--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES

                                 Sales charge              Sales charge
                                 deducted as a %           as a % of your
Your investment                  of offering price         net investment
--------------------------------------------------------------------------------

Up to $49,999                    3.00%                     3.09%

$50,000 -- $99,999               2.00%                     2.04%

$100,000 -- $249,999             1.00%                     1.01%

$250,000 or more*                0.00%                     0.00%

* A 0.75% CDSC may be charged on any shares sold within 18 months of purchase (except shares bought through dividend reinvestment).

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.50% of the class's average daily net assets.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS:

 CLASSES A AND B                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Class B shares are offered at NAV, but generally are subject to higher annual operating expenses and a CDSC.

Your Investment     9

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES, OR WRITING A CHECK AGAINST CLASS A SHARES, RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone

Proceeds
sent by                    Minimum                    Maximum
--------------------------------------------------------------------------------

CHECK                      NO MINIMUM                 $250,000 PER DAY

WIRE                       $1,000                     $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS

DREYFUS                    $500                       $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

* requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

* change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years.

Your Investment 11

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund or
                                certain Founders-advised funds (not
                                available for IRAs).

--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will
                                be no CDSC on Class B shares, as long as
                                the amount of any withdrawal does not
                                exceed an annual rate of 12% of the
                                greater of the account value at the time
                                of the first withdrawal under the plan,
                                or at the time of the subsequent
                                withdrawal.

Checkwriting privilege (Class A only)

YOU MAY WRITE REDEMPTION CHECKS against your account for Class A shares in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although shareholders exchanging Class A shares purchased at NAV may be charged any applicable sales load when exchanging into Class A shares of other funds.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

     TO OPEN AN ACCOUNT

           In Writing

           Complete the application.

Mail your application and a check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

           WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

           Call us to obtain an account number. Return your application with the account number on the application.

          Automatically

     WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

          In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

          By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

          Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

          In Writing

Write a redemption check (Class A only) OR write a letter of instruction that includes:

* * * * * *	your name(s) and signature(s) your account number the fund name the share class the dollar amount you want to sell how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

          By Telephone

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Automatically

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment     13

INSTRUCTIONS FOR IRAS

     TO OPEN AN ACCOUNT

          In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

          By Telephone

          Automatically

TO ADD TO AN ACCOUNT

          In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

          By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

          Automatically

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

          In Writing

Write a letter of instruction that includes:

* * * * * *	your name and signature your account number and fund name the share class the dollar amount you want to sell how and where to send the proceeds whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

          By Telephone

          Automatically

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

NOTES

For More Information

Dreyfus Premier Short Term Income Fund

A series of Dreyfus Investment Grade Bond Funds, Inc.

SEC file number: 811-6718

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611.

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov.

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
103P1102A

Subject to Completion, October 21, 2002

Dreyfus Premier Short Term Income Fund

Seeks high current income by investing in fixed-income securities

PROSPECTUS __________, 2002

CLASS B AND P SHARES

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents The Fund

Goal/Approach	1

Main Risks	2

Past Performance	4

Expenses	5

Management	6

Financial Highlights	7

Your Investment

Account Policies	8

Distributions and Taxes	11

Services for Fund Investors	12

Instructions for Regular Accounts	13

Instructions for IRAs	14

For More Information

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Dreyfus Premier Short Term Income Fund

------------------------------

Ticker Symbols CLASS B: N/A

CLASS P: N/A

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests at least 80% of its assets in investment grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds.

Typically, the fund's portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.

The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

The portfolio manager buys and sells fixed-income securities based on credit quality, financial outlook and yield potential. Fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

Concepts to understand

INVESTMENT GRADE SECURITIES: bonds rated BBB or Baa or above by nationally recognized rating agencies are considered investment grade.

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).

DURATION: a measure of an investment's "interest rate risk," or how sensitive an investment or the fund's portfolio may be to changes in interest rates. Generally, the longer a fund's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

AVERAGE EFFECTIVE MATURITY: an average of the stated maturities of the bonds held by the fund, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

The Fund     1

MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, which means you could lose money.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's effective duration, the more its share price is likely to react to interest rates.

* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Although the fund invests primarily in investment grade bonds, the fund may invest to a limited extent in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

* MARKET SECTOR RISK. The fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. The fund may overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers located in more mature economies.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

* DERIVATIVES RISK. In addition to mortgage-related and asset-backed securities, the fund may invest in other derivative instruments such as options, futures and options on futures (including those relating to indexes and interest rates), swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

* LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vunerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Fund

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the fund's performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's average annual total return to that of the Merrill Lynch 1-5 Year Government/Corporate Index, an unmanaged performance benchmark for investment grade corporate securities and U.S. government securities in that maturity range. These returns include the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. The historical performance of the fund's Class D shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table. Since Class B and P shares are new, past performance information is not available for those classes as of the date of this prospectus. All of the fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the fund's other share classes due to difference in charges and expenses. The performance figures shown have not been adjusted to reflect differences in service and distribution fees; if these expenses had been reflected, the performance shown for Class B and P shares would have been lower

After-tax performance is shown only for Class P shares (based on the fund's Class D performance). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS D SHARES

[Exhibit A]

BEST QUARTER:                    Q2 '95                             +4.15%

WORST QUARTER:                   Q1 '94                             -0.79%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS ___%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/01

                                                                     Since
                                                                    inception
                                        1 Year        5 Years      8/18/92)
--------------------------------------------------------------------------------

CLASS P
RETURNS BEFORE TAXES                     XX.XX%        XX.XX%       XX.XX%

CLASS P
RETURNS AFTER TAXES
ON DISTRIBUTIONS                         XX.XX%        XX.XX%       XX.XX%

CLASS P
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                      XX.XX%        XX.XX%       XX.XX%

CLASS B
RETURNS BEFORE TAXES                     XX.XX%        XX.XX%       XX.XX%

MERRILL LYNCH 1-5
YEAR GOVERNMENT/
CORPORATE INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                  XX.XX%        XX.XX%       XX.XX%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                           CLASS B        CLASS P
---------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM
YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      NONE          NONE

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           4.00          NONE
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID
FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                .50           .50

Rule 12b-1 fee                                                 .50          NONE

Shareholder services fee                                       .25           .25

Other expenses                                                 .XX           .XX
----------------------------------------------------------------------------------

TOTAL                                                          X.XX          X.XX

Expense example

                            1 Year      3 Years
------------------------------------------------------------------------

CLASS B
WITH REDEMPTION             $XXX        $XXX

WITHOUT REDEMPTION          $XXX        $XXX

CLASS P                     $XXX        $XXX

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for financing the sale and distribution of Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. These expenses are estimated for the current fiscal year; actual expenses may vary.

The Fund     5

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $182 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the fund. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

As newly offered share classes, financial highlights information is not available for Classes B and P as of the date of this prospectus.

The Fund     7

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment through a third party. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS B shares may be appropriate for investors who are not making a large enough investment to take advantage of reduced sales charges available on such investments, wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and have a longer-term investment horizon.

* CLASS P shares are appropriate for investors who can invest at least $100,000 in the fund and want to put 100% of their investment dollars to work immediately.

Your financial representative can help you choose the share class that is appropriate for you. The fund offers two other classes of shares which are described in separate prospectuses. You should consult your financial representative to determine which classes of shares your financial representative makes available to you.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or the Statement of Additional Information (SAI) to see if this may apply to you.

>
--------------------------------------------------------------------------------

Sales charges

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.50% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS P -- NO SALES LOAD OR 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS:

 CLASS P                           $100,000           $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

 CLASS B                           $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class P and Class B shares are offered to the public at NAV, but Class B shares generally are subject to higher annual operating expenses and a CDSC.

Your Investment     9

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC ON CLASS B SHARES AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES, OR WRITING A CHECK AGAINST CLASS P SHARES, RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone

Proceeds
sent by                    Minimum                    Maximum
--------------------------------------------------------------------------------

CHECK                      NO MINIMUM                 $250,000 PER DAY

WIRE                       $1,000                     $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS

DREYFUS                    $500                       $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

* requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

* change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years.

Your Investment     11

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments from
ASSET BUILDER((reg.tm))         a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund or
                                certain Founders-advised funds (not
                                available for IRAs).

--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will
                                be no CDSC on Class B shares, as long
                                as the amount of any withdrawal does
                                not exceed an annual rate of 12% of
                                the greater of the account value at
                                the time of the first withdrawal under
                                the plan, or at the time of the
                                subsequent withdrawal.

Checkwriting privilege (Class P only)

YOU MAY WRITE REDEMPTION CHECKS against your account for Class P shares in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. In addition, you may exchange Class P shares into Class A shares of another Dreyfus Premier fund or of certain funds advised by Founders. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although shareholders exchanging Class P shares may be charged any applicable sales load when exchanging into Class A shares.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

     TO OPEN AN ACCOUNT

           In Writing

           Complete the application.

Mail your application and a check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

           By Telephone

     WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

     Call us to obtain an account number. Return your application with the account number on the application.

          Automatically

     WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

          In Writing

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Name of Fund P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

          By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

          Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

          In Writing

Write a redemption check (Class P only) OR write a letter of instruction that includes:

* * * * * *	your name(s) and signature(s) your account number the fund name the share class the dollar amount you want to sell how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9268, Boston, MA 02205-8502 Attn: Institutional Processing

          By Telephone

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

          Automatically

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment     13

INSTRUCTIONS FOR IRAS

     TO OPEN AN ACCOUNT

          In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

          By Telephone

          Automaticaly

TO ADD TO AN ACCOUNT

          In Writing

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* * * * * * *	ABA# 021000018 DDA# ___________ the fund name the share class your Social Security or tax ID number name(s) of investor(s) dealer number if applicable

ELECTRONIC CHECK Same as wire, but insert "1111" before your account number.

          Automatically

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

          In Writing

Write a letter of instruction that includes:

* * * * * *	your name and signature your account number and fund name the share class the dollar amount you want to sell how and where to send the proceeds whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 9552, Boston, MA 02205-8568 Attn: Institutional Processing

          By Telephone

          Automatically

SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

NOTES

For More Information

Dreyfus Premier Short Term Income Fund

A series of Dreyfus Investment Grade Bond Funds, Inc.

SEC file number: 811-6718

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611.

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov.

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
103P1102P

Subject to Completion, October 21, 2002

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.

DREYFUS PREMIER SHORT TERM INCOME FUND
(Class A, Class B, Class D and Class P Shares)

DREYFUS PREMIER YIELD ADVANTAGE FUND
(Class A, Class B, Class D, Class P and Class S Shares)

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND
(Institutional Shares and Investor Shares)

DREYFUS INFLATION ADJUSTED SECURITIES FUND
(Institutional Shares and Investor Shares)

DREYFUS INTERMEDIATE TERM INCOME FUND
(Institutional Shares and Investor Shares)

STATEMENT OF ADDITIONAL INFORMATION
__________, 2002

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Short Term Income Fund dated __________, 2002, and Dreyfus Intermediate Term Income Fund, Dreyfus Premier Yield Advantage Fund, Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund each dated __________, 2002 (each, a "Fund" and, collectively, the "Funds"), each a seperate series of Dreyfus Investment Grade Bond Funds, Inc. (the "Company"), as each Prospectus may be revised from time to time. Dreyfus Premier Yield Advantage Fund offers five classes of shares, Dreyfus Premier Short Term Income Fund offers four classes of shares, and Dreyfus Institutional Yield Advantage Fund, Dreyfus Intermediate Term Income Fund and Dreyfus Inflation Adjusted Securities Fund each offer two classes of shares.

          To obtain a copy of the Prospectus for Dreyfus Intermediate Term Income Fund, or for Class D shares of Dreyfus Premier Short Term Income Fund or Dreyfus Premier Yield Advantage Fund, please write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1206
Outside the U.S. -- Call 516-794-5452

          To obtain a copy of the Prospectus for Class A, Class B, Class P or Class S (as applicable) shares ("Dreyfus Premier Shares") of Dreyfus Premier Yield Advantage Fund or Dreyfus Premier Short Term Income Fund, please call your financial adviser or write to the Fund at the above address or call toll free 1-800-554-4611.

          To obtain a copy of the Prospectus for Dreyfus Institutional Yield Advantage Fund or Dreyfus Inflation Adjusted Securities Fund, write to the Fund at the above address or call toll free, in the case of institutional investors, 1-800-346-3621 (in New York City, call 1-718-895-1605), or in the case of individuals or entities for whom institutions may purchase or redeem Institutional shares of the Fund 1-800-554-4611.

          The most recent Annual Reports and Semi-Annual Reports to Shareholders for each Fund (other than Dreyfus Inflation Adjusted Securities Fund) are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Reports are incorporated by reference into this Statement of Additional Information. As Dreyfus Inflation Adjusted Securities Fund had not completed a fiscal period prior to the date of this Statement of Additional Information, no financial reports are available for such Fund as of the date of this Statement of Additional Information.

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

Page

Description of the Company and Funds
Management of the Company
Management Arrangements
How to Buy Shares
Distribution and Servicing Arrangements
How to Redeem Shares
Shareholder Services
Determination of Net Asset Value
Dividends, Distributions and Taxes
Portfolio Transactions
Performance Information
Information About the Company and the Funds
Counsel and Independent Auditors
Appendix A	B-3 B-28 B-33 B-37 B-47 B-49 B-55 B-61 B-62 B-65 B-66 B-67 B-70 B-71

DESCRIPTION OF THE COMPANY AND FUNDS

          The Company is a Maryland corporation that was organized on June 26, 1992. The Company is an open-end management investment company, known as a mutual fund. Dreyfus Intermediate Term Income Fund, Dreyfus Premier Yield Advantage Fund, Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund are diversified funds, which means that, with respect to 75% of each Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Dreyfus Premier Short Term Income Fund is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

          The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

          Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

          The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

          Fixed-Income Securities. Each of Dreyfus Premier Short Term Income Fund, Dreyfus Intermediate Term Income Fund and Dreyfus Inflation Adjusted Securities Fund invests at least 80% of its assets in, and each of Dreyfus Premier Yield Advantage Fund and Dreyfus Institutional Yield Advantage Fund invests only in, fixed-income securities rated at least investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch," and with Moody's and S&P, the "Rating Agencies"), or the unrated equivalent as determined by the Manager. For additional yield, Dreyfus Premier Short Term Income Fund and Dreyfus Intermediate Term Income Fund each may invest up to 20% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk bonds") and as low as Caa by Moody's or CCC by S&P or Fitch or the unrated equivalent as determined by the Manager. Dreyfus Premier Yield Advantage Fund and Dreyfus Institutional Yield Advantage Fund each maintain a minimum average portfolio credit quality of "A." Securities rated Baa and above by Moody's or BBB and above by S&P or Fitch are considered investment grade.

          The average distribution of Fund investments in corporate bonds (excluding any preferred stock, convertible preferred stock or convertible bonds) by ratings for the fiscal year ended July 31, 2002, calculated monthly on a dollar-weighted basis, for Dreyfus Premier Short Term Income Fund, Dreyfus Intermediate Term Income Fund, Dreyfus Premier Yield Advantage Fund and Dreyfus Institutional Yield Advantage Fund was as follows:

                                                                Percentage
                                  Dreyfus Premier         Dreyfus          Dreyfus Premier           Dreyfus
                   S&P or      Short Term Income     Intermediate Term     Yield Advantage     Institutional Yield
 Moody's    or     Fitch              Fund              Income Fund             Fund              Advantage Fund

Aaa                AAA
Aa                 AA
A                  A
Baa                BBB
Ba                 BB
B                  B
Caa                CCC
NR                 NR
                              -------------------    ------------------     --------------    ----------------------

                              ===================    ==================     ==============    ======================

[*	The Manager has determined these unrated securities to be of comparable quality to securities rated in the Ba/BB rating category.

**	The Fund also owns convertible preferred stocks rated Caa/CCC (__%).

***	The Manager has determined these unrated securities to be of comparable quality to securities rated in the following rating categories: Baa/BBB (__%) and Ba/BB (__%).

****	The Fund also owns equity securities (__%), convertible preferred stocks rated Aaa/AAA (__%), A/A (__%), Baa/BBB (__%), B (__%) and convertible bonds rated A (__%) and Baa/BBB (__%).]

          The actual distribution of each Fund's corporate bond investments by ratings on any given date will vary, and the distribution of a Fund's investments by ratings as set forth above should not be considered as representative of the Fund's future portfolio composition.

          As Dreyfus Inflation Adjusted Securities Fund had not completed its first fiscal year as of the date of this Statement of Additional Information, no information on the average distribution of investments is provided for the Fund.

          U.S. Government Securities. (All Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

          Inflation-Indexed Bonds. (All Funds) Dreyfus Inflation Adjusted Securities Fund normally will invest at least 80% of its assets in, and each other Fund may invest in, inflation-indexed bonds, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

          Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

          The taxation of inflation-indexed Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income. Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. The Funds, however, distributes income on a monthly basis. Fund investors will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the Fund's portfolio. See "Dividends, Distributions and Taxation."

          Municipal Obligations. (All Funds, except Dreyfus Inflation Adjusted Securities Fund) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. Each Fund also may acquire call options on specific municipal obligations. A Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

          While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. Each Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. Each Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

          Mortgage-Related Securities. (All Funds) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITS, as well as other real estate-related securities. The mortgage-related securities in which a Fund may invest include those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interests rates that change inversely to changes in interest rates, as well as those that do not bear interest.

Residential Mortgage-Related Securities. Each Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

          Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Commercial Mortgage-Related Securities. Each Fund may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities. Each Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations ("CMOs") and Multi-Class Pass-Through-Securities. Each Fund may invest in CMOs which are multiclass bonds backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

          Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

          Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and, therefore, the future degree of liquidity.

Stripped Mortgage-Backed Securities. Each Fund may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying securities' principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Real Estate Investment Trusts. Each Fund may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Private Entity Securities. Each Fund may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Other Mortgage-Related Securities. Other mortgage-related securities that the Funds may invest in include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          Asset-Backed Securities. (All Funds) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each Fund may invest in these and other types of asset-backed securities that may be developed in the future.

          Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

          Foreign Government Obligations; Securities of Supranational Entities. (All Funds) A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          Convertible Securities. (All Funds, except Dreyfus Inflation Adjusted Securities Fund) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          Each Fund may invest in convertible preferred stocks that offer enhanced yield features, such as PERCS (Preferred Equity Redemption Cumulative Stock). PERCS are preferred stock which generally feature a mandatory conversion date, as well as a capital appreciation limit that is usually expressed in terms of a stated price. Each Fund also may invest in other classes of enhanced convertible securities, such as ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). These securities are company-issued convertible preferred stock. Unlike PERCS, they do not have a capital appreciation limit. They are designed to provide the investor with high current income with some prospect of future capital appreciation, issued with three- or four-year maturities, and typically have some built-in call protection. Investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity. Upon maturity they will convert mandatorily into either cash or a specified number of shares of common stock.

          Warrants. (All Funds, except Dreyfus Inflation Adjusted Securities Fund) A warrant is a form of derivative issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

          Zero Coupon, Pay-In-Kind and Step-Up Securities. (All Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each Fund may invest in pay-in-kind bonds which are bonds which generally pay interest through the issuance of additional bonds. Each Fund also may purchase step-up coupon bonds which are debt securities which typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than securities that pay interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends, Distributions and Taxes."

           Equity Securities. (Dreyfus Premier Short Term Income Fund and Dreyfus Intermediate Term Income Fund only) From time to time, these Funds may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Fund, these Funds may receive warrants or other non-income producing equity securities. Each of these Funds may retain such securities, including equity securities received upon conversion of convertible securities, until the Manager determines it is appropriate in light of current market conditions for the Fund to dispose of such securities.

          Illiquid Securities. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

          Investment Companies. (All Funds) Each Fund may invest in securities issued by investment companies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. Each Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that a Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

          Money Market Instruments. (All Funds) When the Manager determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Investment Techniques

          The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

          Duration. (All Funds) As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of a Fund, the Manager will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

          Portfolio Maturity. (All Funds) For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Manager reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Manager may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

          Leverage. (All Funds) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          Each Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. To the extent a Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, each Fund's borrowings generally will be unsecured.

          Short-Selling. (All Funds, except Dreyfus Premier Short Term Income Fund) In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

          A Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

          A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns.

          Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

          Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

          Derivatives. (All Funds) In addition to mortgage-related securities and asset-backed securities, each Fund (except as noted) may invest in, or enter into, to the extent described below, other derivatives such as options and futures and, except Dreyfus Inflation Adjusted Securities Fund, options on futures, credit derivatives and interest rate swaps, for a variety of reasons, including to hedge certain market risks, to manage the interest rate sensitivity (sometimes called duration) of fixed-income securities, to provide a substitute for purchasing or selling particular securities or, except for Dreyfus Premier Short Term Income Fund, to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

          Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

          If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

          Although neither the Company nor any Fund will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. Each Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. Each Fund, other than Dreyfus Short Term Income Fund, may also invest in futures contracts and options thereon for other than hedging purposes. However, a Fund may not invest in such contracts and options for other than hedging purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions—In General. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets or, except for Dreyfus Premier Short Term Income Fund, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

          Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

          Successful use of futures by a Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. (All Funds) A Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

          A Fund, except Dreyfus Short Term Income Fund, may purchase and sell currency futures. A currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

          A Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Interest Rate Swaps. (All Funds, except Dreyfus Premier Short Term Income Fund) Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Credit Derivatives. (All Funds) Each Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Options—In General. (All Funds, except Dreyfus Premier Short Term Income Fund) A Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. Dreyfus Intermediate Term Income Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options, and may write covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

          There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. (All Funds, except Dreyfus Premier Short Term Income Fund) A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

          A Fund may purchase cash-settled options on interest rate swaps and interest rate swaps denominated in foreign currency in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

          Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

          Future Developments. (All Funds) A Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

          Forward Roll Transactions. (All Funds) To enhance current income, each Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

          Forward Commitments. (All Funds) Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment, when-issued or delayed-delivery purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitment, when-issued and delayed-delivery purchases to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. At no time will the Fund have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

          Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          Foreign Currency Transactions. (Dreyfus Premier Short Term Income Fund, Dreyfus Intermediate Term Income Fund and Dreyfus Inflation Adjusted Securities Fund only) Each of these Funds may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security a Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities a Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Certain Investment Considerations and Risks

          Lower Rated Securities. (Dreyfus Premier Short Term Income Fund and Dreyfus Intermediate Term Income Fund only) Each of these Funds may invest up to 20% of its net assets in securities rated below investment grade such as those rated Ba by Moody's or BB by S&P and Fitch and as low as those rated Caa/CCC by the Rating Agencies. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P or Fitch are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated Caa by Moody's are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest. S&P and Fitch typically assign a CCC rating to debt which has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. Such securities, though high yielding, are characterized by great risk. See "Appendix" for a general description of securities ratings. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

          The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety or interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. A Fund's ability to achieve its investment objective may be more dependent on the Manager's credit analysis than might be the case for a fund that invested solely in higher rated securities.

          Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

          Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

          These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated securities to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that an economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

          A Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. No Fund has any arrangement with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

          The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

          Mortgage-Related Securities. (All Funds) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by a Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

          Foreign Securities. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

          Because evidences of ownership of foreign securities usually are held outside the United States, the Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

          Developing countries in which a Fund, other than Dreyfus Inflation Adjusted Securities Fund, may invest have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

          Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

          Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. Each Fund, together with other investment companies advised by the Manager or its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely a Fund's ability to dispose of some or all of its positions should it desire to do so.

           Investment Restrictions

          Under normal circumstances, Dreyfus Inflation Adjusted Securities Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities (or other investments with similar economic characteristics), and each Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade securities. Each Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets.

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies, and each Fund, other than Dreyfus Premier Short Term Income Fund, has adopted investment restrictions numbered 14 and 15 as fundamental policies. Investment restrictions numbered 8 through 13 are not fundamental policies and may be changed, as to a Fund, by vote of a majority of the Company's Board members at any time. No Fund may:

1. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to indices, and options on futures contracts or indices.

2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate. In particular, the Fund may purchase mortgage-backed securities and real estate investment trust securities.

3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board. With respect to Dreyfus Inflation Adjusted Securities Fund, however, this Investment Restriction No. 4 was adopted as follows: The Fund may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the Securities and Exchange Commission. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities.

6. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 1, 3, and 9 may be deemed to give rise to a senior security.

8. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, futures contracts, including those relating to indices, and options on futures contracts or indices.

10. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or as they may be acquired as part of a merger, consolidation or acquisition of assets.

13. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in futures, including those relating to indices, and options on futures or indices.

The following investment restrictions numbered 14 and 15 do not apply to Dreyfus Premier Short Term Income Fund. Dreyfus Intermediate Term Income Fund, Dreyfus Premier Yield Advantage Fund, Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund may not:

14. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

15. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 3, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

          The Company and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits each Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

MANAGEMENT OF THE COMPANY

          The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation Dreyfus Service Corporation Dreyfus Transfer, Inc Mellon Bank, N.A.	Investment Adviser Distributor Transfer Agent Custodian

          Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

Board Members of the Company1

1	None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

Name (Age)                        Principal Occupation
Position with Company (Since)     During Past 5 Years            Other Board Memberships and Affiliations
-----------------------------     ---------------------          ----------------------------------------
Joseph S. DiMartino (58)          Corporate Director and         The Muscular Dystrophy Association, Director
Chairman of the Board (1995)      Trustee                        Carlyle Industries, Inc., a button packager and
                                                                    distributor, Director
                                                                 Century Business Services, Inc., a provider of
                                                                    outsourcing functions for small and medium
                                                                    size companies, Director
                                                                 The Newark Group, a provider of a national market
                                                                    of paper recovery facilities, paperboard mills
                                                                    and paperboard converting plants, Director
                                                                 QuikCAT.com, a developer of high speed movement,
                                                                    routing, storage and encryption of data,
                                                                    Director

Lucy Wilson Benson (74)           President of Benson and
Board Member (1994)                 Associates, consultants to   The International Executive Services Corps.,
                                    business and government         Director
                                                                 Citizens Network for Foreign Affairs, Vice
                                                                   Chairman
                                                                 Council on Foreign Relations, Member
                                                                 Lafayette College Board of Trustees
                                                                   Vice Chairman Emeritus

David W. Burke (66)               Corporate Director and         John F. Kennedy Library Foundation, Director
Board Member (1994)                 Trustee                      U.S.S. Constitution Museum, Director

Whitney I. Gerard (67)            Partner of Chadbourne &        None
Board Member (1993)                 Parke LLP

Arthur A. Hartman (76)            Chairman of First NIS          Ford Meter Box Corporation, Board Member
Board Member (1992)                 Regional Fund (ING/Barings   APCO Associates, Inc., Senior Consultant
                                    Management) and New Russia
                                    Fund
                                  Advisory Council Member to
                                    Barings Vostok

George L. Perry (68)              Economist and Senior Fellow    State Farm Mutual Automobile Association, Director
Board Member (1992)                 at Brookings Institution     State Farm Life Insurance Company, Director

          Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to oversee the Company's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds' investments. During the fiscal year ended July 31, 2002, the audit committee met ___ times and the compensation committee met once. The nominating and pricing committees did not meet during the past fiscal year.

          The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.

                             Joseph S.      Lucy Wilson     David W.     Whitney I.      Arthur A.    George L.
                             DiMartino        Benson          Burke        Gerard         Hartman       Perry
                             ---------      -----------     --------     ----------      ---------    ---------

Dreyfus Premier Short         None             None           None        None            None            None
Term Income Fund

Dreyfus Intermediate          None             None           None        None            None            None
Term Income Fund

Dreyfus Premier Yield         None             None           None        None            None            None
Advantage Fund

Dreyfus Institutional         None             None           None        None            None            None
Yield Advantage Fund

Dreyfus Inflation             None             None           None        None            None            None
Adjusted Securities Fund

Aggregate Holdings of         Over             Over           Over        Over            None            None
Funds in the Dreyfus          $100,000         $100,000       $100,000    $100,000
Family of Funds

          As of December 31, 2001, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

          The Company typically pays its Board members its allocated portion of an annual retainer of $45,000 and a per meeting fee of $5,000 (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and nine other funds (comprised of 11 portfolios) in the Dreyfus Family of Funds and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended July 31, 2002, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2001, was as follows:

                                                          Total Compensation
                                    Aggregate            From the Company and
         Name of Board            Compensation               Fund Complex
             Member             From the Company*      Paid to Board Member(**)

Joseph S. DiMartino                $________               $810,313 (190)

Lucy Wilson Benson                 $________               $116,500 (34)

David W. Burke                     $________               $259,000 (59)

Whitney I. Gerard                  $________               $ 70,500 (16)

Arthur A. Hartman                  $________               $ 70,000 (16)

George L. Perry                    $________               $ 70,000 (16)

*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_____ for all Board members as a group.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.

Officers of the Company

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer, and
Chief Operating Officer ofthe Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board Member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since October 2002. Chief Investment Officer, Vice Chairman, and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

J. CHARLES CARDONA, Executive Vice President since November 2001. Vice Chairman and a director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 16 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1981. (Authorized to act on behalf of Dreyfus Institutional Yield Advantage Fund only.)

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General
Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director—Mutual Fund Accounting of the Manager, and an
officer of the 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000. Associate General Counsel and Assistant Secretary
of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since March 2000. Associate General Counsel of the
Manager, and an officer of 19 investment companies (comprising 39 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since May 1986.

WILLIAM MCDOWELL, Assistant Treasurer since March 2000. Senior Accounting Manager –
Taxable Fixed Income of the Manager, and an officer of 18 investment companies (comprising 75 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since March 1981.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since August 2002. Vice
President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 89 investment companies (comprised of 198 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

          The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

           The Company's Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on October __, 2002.

           The following persons were known by the Company to own of record 5% or more of the outstanding voting securities of the Funds indicated below as of October __, 2002: Charles Schwab & Co., Inc., Reinvest Account, Attn: Mutual Funds Department, 101 Montgomery Street, San Francisco, CA 94104-4122--_____% of Dreyfus Premier Short Term Income Fund (Class D); and Charles Schwab & Co., Inc., Special Custody Acct. FBO of Customers, Attn: Mutual Funds Department, 101 Montgomery Street, San Francisco, CA 94104-4122--_____% of Dreyfus Intermediate Term Income Fund (Investor shares). A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

MANAGEMENT ARRANGEMENTS

           Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

          The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Company and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          In approving the current Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Funds by the Manager; the investment management expertise of the Manager in respect of the Funds' investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Management Agreement; the relationship between the fees paid to the Manager under the Agreement and the Company's Service Plan; and ancillary benefits the Manager may receive from its relationship with the Company.

           The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Theodore A. Schachar, Vice President--Tax; Angela E. Shirer, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President--Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

          The Manager manages each Fund's investments in accordance with the stated policies of such Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Dreyfus taxable fixed income team manages each Fund and consists of the following persons: Gerald Thunelius, Kenneth Smalley, Gregory Jordan, Michael Hoeh, Samuel Weinstock, William Howarth, Martin Fetherston and Keith Chan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

           Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

          The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in funds they manage or for which they otherwise provide investment advice.

          The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

          All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Class B and Class S shares (as applicable) of Dreyfus Premier Yield Advantage Fund and Dreyfus Premier Short Term Income Fund and Investor Shares of Dreyfus Institutional Yield Advantage Fund are subject to annual distribution fees, and Class A, Class B, Class D, Class P and Class S shares (as applicable) of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund and Investor Shares of Dreyfus Intermediate Term Income Fund and Dreyfus Inflation Adjusted Securities Fund are subject to annual shareholder service fees. See "Distribution and Servicing Arrangements." Expenses attributable to a particular Fund or class are charged against the assets of that Fund or class; other expenses of the Company are allocated among the Funds (and classes thereof) on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund (or class thereof).

          As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of Dreyfus Premier Short Term Income Fund's average daily net assets, 0.50% of the value of Dreyfus Premier Yield Advantage Fund's average daily net assets, 0.30% of the value of Dreyfus Inflation Adjusted Securities Fund's average daily net assets, 0.20% of the value of Dreyfus Institutional Yield Advantage Fund's average daily net assets, and, effective May 31, 2001, 0.45% of the value of Dreyfus Intermediate Term Income Fund's average daily net assets (previously 0.55%). For the fiscal years ended July 31, 2000, 2001 and 2002, the management fees paid with respect to Dreyfus Premier Short Term Income Fund amounted to $1,955,277, $2,807,866 and $5,193,794, respectively. For the fiscal years ended July 31, 2000, 2001 and 2002, the management fees payable with respect to Dreyfus Intermediate Term Income Fund amounted to $257,165, $857,304, and $2,717,238, respectively; however, such amounts were reduced by $223,220, $448,901 and $932,610 in fiscal 2000, 2001 and 2002, respectively, pursuant to an undertaking by the Manager, which resulted in the Fund paying the Manager $33,945 in fiscal 2000, $408,403 in fiscal 2001 and $1,784,628 in fiscal 2002. For the period November 15, 2001 (commencement of operations) through July 31, 2002, the management fees payable with respect to Dreyfus Premier Yield Advantage Fund and Dreyfus Institutional Yield Advantage Fund amounted to $459,030 and $134,057, respectively; however, such amounts were reduced by $152,864 and $121,186 in fiscal 2002, respectively, pursuant to an undertaking by the Manager, which resulted in Dreyfus Premier Yield Advantage Fund paying the Manager $306,166 and Dreyfus Institutional Yield Advantage Fund paying the Manager $12,871, respectively, in fiscal 2002. As Dreyfus Inflation Adjusted Securities Fund had not completed its first fiscal year as of the date of this Statement of Additional Information, no information on management fees paid by the Fund to the Manager is available.

          As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

           The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

           Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

          The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plan or program exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

          The Distributor, at its expense, may provide promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

           Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

           Mellon Bank, N.A. (the "Custodian"), One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is each Fund's custodian. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Funds' assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

          The Funds offer investors different classes of shares in the applicable Prospectus. Class A, Class B, Class C and Class S shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class D shares, Class P shares, Institutional shares, and Investor shares are sold without a sales charge.

           Shares of Dreyfus Intermediate Term Income Fund, Dreyfus Institutional Yield Advantage Fund, Dreyfus Inflation Adjusted Securities Fund and Class D Shares only of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund--General. These shares are sold without a sales charge through the Distributor, a financial intermediary, or a securities dealer ("Selected Dealer"), bank or other financial institution (collectively, "Service Agents") that has entered into an agreement with the Distributor to sell these shares. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

           Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectuses and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agents in this regard.

           These shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days the New York Stock Exchange is open for regular business. For purposes of determining net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For information regarding the methods employed in valuing a Fund's investments, see "Determination of Net Asset Value."

           Shares of Dreyfus Intermediate Term Income Fund and Class D Shares of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund only--General. The minimum initial investment for Institutional shares of Dreyfus Intermediate Term Income Fund is $1,000,000, and Institutional shareholders must maintain a minimum account balance of $1,000,000. The remainder of this paragraph does not apply to Institutional shares. The minimum initial investment for Class D shares of Dreyfus Premier Short Term Income Fund and the Investor shares of Dreyfus Intermediate Term Income Fund is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. The minimum initial investment for Class D shares of Dreyfus Premier Yield Advantage Fund is $10,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to further vary the initial and subsequent investment minimum requirements on a Fund at any time.

           These shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market. The Dreyfus Step Program does not apply to holders of Institutional shares of Dreyfus Intermediate Term Income Fund.

          For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

           Shares of Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund only--General. Each of these Funds offers two classes of shares—Institutional shares and Investor shares. The classes are identical, except as to the expenses borne by each class which may affect performance.

           Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchases, to the extent required by law.

          The minimum initial investment for each such Fund is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of the Funds, Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Institutional Cash Advantage Fund, and Dreyfus Institutional Cash Advantage Plus Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

          Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover.

          Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

           Dreyfus Premier Shares only--General. Class A shares, Class B shares, Class P shares and Class S shares may be purchased only by clients of Service Agents. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. Class B shares of Dreyfus Premier Yield Advantage Fund are available only through an exchange of Class B shares from another fund in the Dreyfus Premier Family of Funds.

          The various Dreyfus Premier Shares are designed to enable an investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment. Generally, when making an investment decision, investors should consider the anticipated intended life of an intended investment in the Fund, the size of the investment, the accumulated distribution fees and servicing fees plus contingent deferred sales charges ("CDSC") on Class B or Class S shares, the initial sales charge plus accumulated servicing fees on Class A shares. For example, if you are investing $100,000 or more in the Fund, Class P shares may be more appropriate. Additionally, investors who do not qualify for reduced initial sales charges and who expect to maintain their investment for an extended period of time might consider purchasing Class S shares of Dreyfus Premier Yield Advantage Fund or Class B shares of Dreyfus Premier Short Term Short Income Fund, as the case may be. Class A shares may be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Your Service Agent may not offer all classes of shares of these Funds. You should consult your Service Agent in this regard.

          When purchasing Dreyfus Premier Shares, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

           Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. The Distributor compensates certain Service Agents for selling Class A shares at the time of purchase from the front-end sales load charged Class A, and for selling Class B, Class P and Class S shares at the time of purchase from its own assets. The proceeds of the CDSC and the Distribution Plan (defined below) fee, in part, are used to defray these expenses with respect to Classes B and S. In addition to compensating Service Agents for selling Class S shares of Dreyfus Premier Yield Advantage Fund at the time of purchase, the Distributor will compensate certain Service Agents at the time of any exchange of such Class S shares for Class B shares of another fund in the Dreyfus Premier Family of Funds or Class B shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager (if such fund does not offer Class S shares). The Distributor may pay such Service Agents up to 2.0% of the net asset value of Class S shares exchanged for Class B shares within two years of their purchase and up to 1% of the net asset value of any Class S shares exchanged for Class B shares thereafter.

          The minimum initial investment for Class A, Class B and Class S shares is $1,000 for Dreyfus Premier Short Term Income Fund and $10,000 for Dreyfus Premier Yield Advantage Fund. The minimum initial investment for Class P shares of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund is $100,000. Subsequent investments for Premier Shares must be at least $100. However, the minimum initial investment for Class A, Class B and Class S shares is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working souse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

          The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain retirement plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a retirement plan or government-sponsored program. Participants and plan sponsors should consult their tax advisers for details.

           Dreyfus Premier Shares also may be purchased through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

           Dreyfus Premier Shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

          If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the closing of trading on the floor or the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

           Orders for the purchase of Dreyfus Premier Shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

           Dreyfus Premier Shares--Class A Shares. The public offering price for Class A shares is the net asset value per share of that Class plus a sales load as shown below:

Dreyfus Premier Short Term Income Fund

                                                     Total Sales Load - Class A

                                                                      As a % of net
                                                As a % of offering     asset value     Dealers' Reallowance as a
Amount of Transactions                           price per share        per share         % of offering price
----------------------

Less than $50,000                                       3.00                3.09               2.50
$50,000 to less than $100,000                           2.00                2.04               1.75
$100,000 to less than $250,000                          1.00                1.01               0.90
$250,000 or more                                        -0-                 -0-                -0-

           A CDSC of 0.75% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $250,000 and redeemed within 18 months of purchase. The Distributor may pay Service agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

Dreyfus Premier Yield Advantage Fund

                                                                Total Class A Sales Load
                                                    -------------------------------------------------
                                                                                                        Dealers'
                                                        As a % of              As a % of               Reallowance
                                                     offering price          net asset value            as a % of
Amount of Transaction                                  per share                per share            offering price
---------------------                               -------------------      -------------------      ----------------
Less than $50,000                                          2.00                     2.04                   1.75
$50,000 to less than $100,000                              1.75                     1.78                   1.50
$100,000 to less than $250,000                             1.50                     1.52                   1.25
$250,000 or more                                           -0-                      -0-                    -0-*

           A CDSC of 0.50% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $250,000 and redeemed within 18 months of purchase. The Distributor may pay Service Agents an amount up to 0.75%% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

          The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided, that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

          Set forth below is an example of the method of computing the offering price of Dreyfus Premier Shares' Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of $12.50 per Class A share for Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund:

                                    Dreyfus Premier Short      Dreyfus Premier Yield
                                       Term Income Fund            Advantage Fund
                                    ---------------------      ---------------------

Net Asset Value Per Share               $12.50                    $12.50

Per Share Sales Charge -
Class A- 3.00% of offering price
(3.09% of net asset value per
share)                                  $0.39                      N/A

Per Share Sales Charge -
Class A- 2.00% of offering price
(2.04% of net asset value)               N/A                      $0.26

Per Share Offering Price to the
Public                                  $12.89                    $12.76

           Full-time employees of member firms of the National Association of Securities Dealers, Inc. ("NASD") and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

           Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

           Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

           Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

           Dreyfus Premier Shares--Class B Shares. Class B shares of Dreyfus Premier Yield Advantage Fund are available only through an exchange of Class B shares of another fund in the Dreyfus Premier Family of Funds or Class B shares of certain funds advised by Founders. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

           Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares held by the shareholder, excluding shares acquired through the reinvestment of dividends and distributions.

           Dreyfus Premier Shares--Class P Shares. The public offering price for Class P shares is the net asset value per share of that Class.

           Dreyfus Premier Shares--Class S Shares. The public offering price for Class S shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class S shares as described in the relevant Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class S Shares."

           Approximately six years after the date of purchase, Class S shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class S shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class S shares, in the proportion that a shareholder's Class S shares converting to Class A shares bears to the total Class S shares held by the shareholder, excluding shares acquired through the reinvestment of dividends and distributions.

           Dreyfus Premier Shares--Dealer Reallowance--Class A Shares. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

           Dreyfus Premier Shares--Right of Accumulation--Class A Shares. Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by the Manager or Founders, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined below, where the aggregate investment including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A shares of a Dreyfus Premier Fund, or shares of any other Eligible Fund, or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 1.75%, with respect to Dreyfus Premier Yield Advantage Fund, or 2.00% with respect to Dreyfus Premier Short Term Income Fund, of the offering price in the case of Class A shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

          To qualify at the time of purchase, you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail, and/or code any such orders appropriately. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

           Using Federal Funds. (All Funds) The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a Service Agent and an order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

           Dreyfus TeleTransfer Privilege. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

           Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business) will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

           Reopening an Account. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Institutional shares of Dreyfus Intermediate Term Income Fund) You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

DISTRIBUTION AND SERVICING ARRANGEMENTS

           Class B and Class S shares (as applicable) of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund are subject to a Distribution Plan and Investor shares of Dreyfus Institutional Yield Advantage Fund are subject to a Service Plan, and shares of each Fund, except Dreyfus Institutional Yield Advantage Fund and Institutional shares of Dreyfus Intermediate Term Income Fund, are subject to a Shareholder Services Plan.

           Service Plan. (Investor Shares of Dreyfus Institutional Yield Advantage Fund only). The Company has adopted a plan (the "Service Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to Investor shares of Dreyfus Institutional Yield Advantage Fund. Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Under the Service Plan, the Fund pays the Distributor for distributing Investor shares, for advertising and marketing Investor shares and for providing certain services relating to Investor shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts ("Servicing"), at an annual rate of 0.25% of the value of Dreyfus Institutional Yield Advantage Fund's average daily net assets attributable to Investor shares. The Distributor may pay one or more Service Agents a fee in respect to the Fund's Investor shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, Service Agents will provide holders of Investor shares a consolidated statement and checkwriting privileges. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

          A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Investor shares may bear pursuant to the Service Plan without the approval of the holders of such shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of a majority of holders of Investor shares.

          For the fiscal year ended July 31, 2002, Dreyfus Institutional Yield Advantage Fund paid $9,132 to the Distributor pursuant to the Service Plan with respect to Investor shares of the Fund.

           Distribution Plan. (Class B and Class S shares, as applicable, of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund only) Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to Class B shares of Dreyfus Premier Short Term Income Fund and Class B and Class S shares of Dreyfus Premier Yield Advantage Fund pursuant to which the Fund pays the Distributor for distributing each such Class of shares at the annual rate of 0.50% of the value of the average daily net assets of Class B shares of Dreyfus Premier Short Term Income Fund, and 0.75% and 0.25% of the value of the average daily net assets of Class B and Class S shares, respectively, of Dreyfus Premier Yield Advantage Fund. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, with respect to Class B and Class S, as applicable, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and the holders of Class B and Class S shares, as applicable.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Class B or Class S shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of the Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

          As Class B and Class S shares, as applicable, of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund are newly offered classes, no information is available on fees paid under the Distribution Plan by such Funds.

           Shareholder Services Plan. (All Funds and Classes of Shares, except Dreyfus Institutional Yield Advantage Fund and Institutional shares of Dreyfus Intermediate Term Income Fund.) The Company has adopted a Shareholder Services Plan with respect to Class A, Class B, Class D, Class P and Class S shares, as applicable, of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund and shares of each other Fund except Dreyfus Institutional Yield Advantage Fund and Institutional Shares of Dreyfus Intermediate Term Income Fund, pursuant to which the Company pays the Distributor for the provision of certain services to Fund shareholders a fee at the annual rate of 0.20% of the value of the average daily net assets of Class D shares of Dreyfus Premier Short Term Income Fund, and 0.25% of the value of the average daily net assets attributable to each such other classes of shares of each such Fund. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Company and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan is terminable with respect to each Fund at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

          For the fiscal year ended July 31, 2002, pursuant to the Shareholder Services Plan, Class D shares of Dreyfus Premier Short Term Income Fund paid $2,077,518 to the Distributor, the Investor shares of Dreyfus Intermediate Term Income Fund paid $1,495,188 to the Distributor, and Class D shares of Dreyfus Premier Yield Advantage Fund paid $229,515 to the Distributor. As Dreyfus Inflation Adjusted Securities Fund had not completed its first fiscal year, and Dreyfus Premier Shares are newly-offered classes as of the date of this Statement of Additional Information, no information is available on fees paid under the Shareholder Services Plan for such Fund or Classes of shares.

HOW TO REDEEM SHARES

           General. (All Funds) Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, with respect to each Fund other than Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege (if offered), and will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

          If you hold shares of more than one Class of Dreyfus Premier Shares, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

           Contingent Deferred Sales Charge--Class B Shares. (Dreyfus Premier Shares only) A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

          If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

          In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the CDSC for Class B shares:

                                                     CDSC as a % of Amount
                                                     Invested or
        Year Since Purchase                          Redemption Proceeds
        Payment Was Made                             (whichever is less)
        ----------------                             ---------------------

             First                                          4.00
             Second                                         4.00
             Third                                          3.00
             Fourth                                         3.00
             Fifth                                          2.00
             Sixth                                          1.00

          In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amounts of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period.

          For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represented appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

           Contingent Deferred Sales Charge--Class S Shares. (Dreyfus Premier Yield Advantage Fund only). A CDSC payable to the Distributor is imposed on any redemption of Class S shares. The following table sets forth the rates of the CDSC for Class S shares:

                                                     CDSC as a % of Amount
                                                    Invested or Redemption
        Year Since Purchase                                Proceeds
        Payment Was Made                              (whichever is less)
        ----------------                              -------------------

        First                                                 2.50
        Second                                                2.50
        Third                                                 1.75
        Fourth                                                1.00
        Fifth                                                 0.75
        Sixth                                                 0.50

          The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above. The Distributor receives the proceeds from the CDSC imposed on the redemption of Class S shares.

           Waiver of CDSC. (Dreyfus Premier Shares only) The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

           To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

           Redemption Through a Selected Dealer. (Dreyfus Premier Shares only) If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a day the New York Stock Exchange is open for regular business, the redemption request will be effective on that day. If a redemption request if received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

          In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

           Reinvestment Privilege. (Dreyfus Premier Shares only) Upon written request, you may reinvest up to the number of Class A, or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

           Checkwriting Privilege. (Dreyfus Intermediate Term Income Fund and Class A and Class D shares of Dreyfus Premier Short Term Income Fund only) Each of these Funds provides redemption checks ("Checks") automatically upon opening an account for Class A, Class D or Class P shares, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent. If you hold shares in a Dreyfus-sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

          You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

           Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

          This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

           Wire Redemption Privilege. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) By using this Privilege, you authorize the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day if the Transfer Agent receives a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

          To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

           Redemption by Wire or Telephone. (Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund only) By using this procedure, the investor authorizes the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this procedure on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Such payment will be made to a bank that is a member of the Federal Reserve System.

           Redemption Through Compatible Computer Facilities. (Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund only) The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover to determine whether their computer facilities are compatible and to receive instructions for redeeming shares in this manner.

           Dreyfus TeleTransfer Privilege. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

           Stock Certificates; Signatures. (All Funds) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

           Redemption Commitment. (All Funds) The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sells such securities, brokerage charges might be incurred.

           Suspension of Redemptions. (All Funds) The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

           Fund Exchanges. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) You may purchase, in exchange for shares of a Fund, shares of the same class of another fund in the Dreyfus Family or Dreyfus Premier Family of Funds or shares of certain funds advised by Founders, to the extent such shares are offered for sale in your state of residence. Class D shares may be exchanged for shares of any class of such funds open to direct investment by individuals. In addition, Class P shares may be exchanged for Class A shares of another fund in the Dreyfus Premier Family of Funds or a fund advised by Founders, and Class S shares of Dreyfus Premier Yield Advantage Fund may be exchanged for Class B shares of another fund in the Dreyfus Premier Family of Funds or a fund advised by Founders (if such fund does not offer Class S shares), to the extent such shares are offered for sale in the investor's state of residence. However, Class B shares may not be exchanged for Class S shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

          (A) Exchanges for shares of funds offered without a sales load will be made without a sales load;

          (B) Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted;

          (C) Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load;

          (D) Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load; and

          (E) Shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

          To accomplish an exchange under item (D) above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of fund shares and your account number.

           Class B and Class S shares subject to a CDSC also may be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

          To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over the Dreyfus Expresssm response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

          To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

           During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components — redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

           Fund Exchanges. (Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund only) An investor may purchase, in exchange for Institutional shares or Investor shares of each of these Funds, shares of the same class of the other Fund, Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management, or Institutional Advantage shares or Investor Advantage shares, respectively, of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, which have different investment objectives and policies that may be of interest to investors.

           Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. By using the Telephone Exchange Privilege, an investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares in certificate form are not eligible for telephone exchange. No fees currently are charge investors directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

           Dreyfus Auto-Exchange Privilege. (All Funds) Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of a Fund other than Dreyfus Institutional Yield Advantage Fund, shares of the same class of another fund in the Dreyfus Family or Dreyfus Premier Family of Funds or of a fund advised by Founders, if the investor is a shareholder in such fund, as described under the relevant "Fund Exchanges" section above. This Privilege is available only for existing accounts and to shareholders residing in any state in which shares of the fund being acquired may legally be sold. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, the investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

           Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or contacting your financial representative. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

           Dreyfus-Automatic Asset Builder®. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

           Dreyfus Government Direct Deposit Privilege. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

           Dreyfus Payroll Savings Plan. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

           Dreyfus Step Program. (Investor shares of Dreyfus Intermediate Term Income Fund and Class D shares of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund only). The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). If you wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan, you may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts." The Fund may modify or terminate this Program at any time.

           Dreyfus Dividend Options. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same class of another fund in the Dreyfus Family or Dreyfus Premier Family of Funds or certain funds advised by Founders of which you are a shareholder, as described above under "Fund Exchanges." Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

          (A) Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load;

          (B) Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted;

          (C) Dividends and distributions paid by a fund that charges a sales load may be invested without a sales load in shares of other funds sold with a sales load; and

          (D) Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

           Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution that is an ACH member may be so designated. Banks may charge a fee for this service.

           Automatic Withdrawal Plan. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class S shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

           Certain retirement plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such retirement plans. Participants should consult their retirement plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

           Letter of Intent--Class A Shares. (Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund only) By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

          The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter or Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

           Corporate Pension/Profit-Sharing and Personal Retirement Plans. (All Funds, except Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund) Each Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and IRA "Rollover Accounts"), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

          If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request forms for adoption of such plans from the Distributor.

          The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

           Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipts of funds.

          You should read the prototype retirement plan and the form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

           Valuation of Portfolio Securities. Substantially all of each Fund's investments (excluding short-term investments) are valued each business day by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange or the national securities market. In the absence of reported sales of investments traded primarily on an exchange or the national securities market, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Expenses and fees, including the management fee and the fees paid pursuant to the Distribution Plan, Service Plan and Shareholder Services Plan, as applicable (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of a Fund's shares. Because of the difference in operating expenses incurred by each class of shares, the per share net asset value of each class of shares of the Funds will differ.

           Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the Company not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Company to have changed the value of the security), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company's Board. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

           New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

           Management of the Company believes that each Fund (except Dreyfus Inflation Adjusted Securities Fund which had not commenced operations) has qualified as a "regulated investment company" under the Code for the fiscal year ended July 31, 2002. It is expected that Dreyfus Inflation Adjusted Securities Fund will qualify as a regulated investment company under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, each Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gains) to its shareholders and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Each Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business days except for Dreyfus Premier Shares for which earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last business day of each month. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A Fund will not make distributions from net realized securities gains unless its capital loss carryovers, if any, have been utilized or have expired. Dividends and distributions among share classes in the same Fund may vary due to the different expenses of such share classes.

          If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of his other investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder has not held his other shares more than for six months (or shorter period as the Internal Revenue Service may prescribe by regulation) and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution.

           Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, a portion of the gain or loss realized from the sale or other disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

          Gain or loss, if any, realized by a Fund from certain forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

           Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered for tax purposes to constitute "straddles." To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of the "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

          If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

          If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

           Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

           Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

          The Manager assumes general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Company and other funds that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Company.

           Sales by a broker of shares of a Fund or other funds advised by the Manager or its affiliates may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain of the Funds' transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Funds for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, each Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

           Portfolio turnover may vary from year to year as well as within a year. High turnover rates are likely to result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          For the fiscal years ended July 31, 2000, 2001 and 2002, total brokerage commissions paid amounted to $0, $63,952 and $82,788, respectively, with respect to Dreyfus Premier Short Term Income Fund and $330, $85,918 and $220,084, respectively, with respect to Dreyfus Intermediate Term Income Fund, none of which was paid to the Distributor. There were no determinable gross spreads and concessions on principal transactions for each of the fiscal years ended July 31, 2000, 2001 and 2002. For the period November 15, 2001 (commencement of operations) through July 31, 2002, total brokerage commissions paid amounted to $5,098 and $3,703 with respect to Dreyfus Premier Yield Advantage Fund and Dreyfus Institutional Yield Advantage Fund, respectively, none of which was paid to the Distributor. As Dreyfus Inflation Adjusted Securities Fund had not completed its first fiscal year as of the date of this Statement of Additional Information, no information on brokerage transactions is provided for the Fund.

PERFORMANCE INFORMATION

          The current yield for the 30-day period ended July 31, 2002 for Class D shares of Dreyfus Premier Short Term Income Fund was 4.90%, for Dreyfus Intermediate Term Income Fund was 5.85% for Investor shares and 6.11% for Institutional shares, for Class D shares of Dreyfus Premier Yield Advantage Fund was 3.27%, and for Dreyfus Institutional Yield Advantage Fund was 3.70% for Investor shares and 3.99% for Institutional shares. As a new fund, Dreyfus Inflation Adjusted Securities Fund does not have performance information as of the date of this Statement of Additional Information. As newly offered share classes, performance information also is not available for Class A, Class B, Class P and Class S shares, as applicable, of Dreyfus Premier Short Term Income Fund and Dreyfus Premier Yield Advantage Fund. Current yield is computed pursuant to a formula which operates as follows: the amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

           Dreyfus Premier Short Term Income Fund's Class D shares average annual return for the 1 and 5 year periods ended July 31, 2002, and for the period from August 18, 1992 (commencement of operations) through July 31, 2002, was 1.46%, 6.05% and 83.11%, respectively. Dreyfus Intermediate Term Income Fund's average annual return for its Investor shares for the 1 and 5 year periods ended July 31, 2002, and for the period from February 2, 1996 (commencement of operations) through July 31, 2002, was .64%, 7.49% and 69.98%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

           Dreyfus Premier Short Term Income Fund's Class D shares total return for the period August 18, 1992 (commencement of operations) through July 31, 2002 was 6.27%. Dreyfus Intermediate Term Income Fund's total return for its Investor shares for the period February 2, 1996 (commencement of operations) through July 31, 2002 was 8.52%, and for its Institutional shares for the period May 31, 2001 (commencement of initial offering) through July 31, 2002 was 2.54%. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

          From time to time, a Fund may use hypothetical tax equivalent yields or charts in its advertising. The hypothetical yields or charts will be used for illustrative purposes only and are not indicative of the Fund's past or future performance.

           Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Merrill Lynch Domestic Master Index, Merrill Lynch 1-5 Year Government/Corporate Index, Lehman Brothers Aggregate Bond Index, Moody's Bond Survey Bond Index, Bond Buyer's 20-Bond Index, Morningstar, Inc. and other industry publications and indices. Each Fund's yield should generally be higher than money market funds and its price per share should fluctuate less than long term bond funds (which generally have somewhat higher yields). Although Dreyfus Premier Yield Advantage Fund and Dreyfus Institutional Yield Advantage Fund seek to provide a high degree of share price stability, neither of these Funds (nor any of the other Funds) may be able to return an investor's principal. From time to time, a Fund's performance may be compared with the performance of other instruments, such as certificates of deposit and FDIC-insured bank money market accounts.

          From time to time, advertising materials for a Fund may refer to or discuss then-current or past business, political, economic or financial conditions and/or events, including those related to actual or proposed tax legislation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement.

          From time to time, advertising material for a Fund may include biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manger relating to investment strategy, asset growth, current or past business, political economic or financial conditions and other matters of general interest to investors.

          From time to time, Fund advertising may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market. Advertising materials also may refer to studies performed by The Dreyfus Corporation or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.

INFORMATION ABOUT THE COMPANY AND FUNDS

          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. For Dreyfus Intermediate Term Income Fund, Dreyfus Institutional Yield Advantage Fund and Dreyfus Inflation Adjusted Securities Fund, the Fund's shares are classified into two classes. Shares of Dreyfus Premier Short Term Income Fund are classified into four classes and shares of Dreyfus Premier Yield Advantage Fund are classified into five classes. Shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Shares have no preemptive, subscription or conversion rights and are freely transferable.

           Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

          To date, the Board has authorized the creation of five series of shares (i.e., the "Funds"). All consideration received by the Company for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series (and as to classes within a fund) are treated separately from those of the other series (and classes). The Company has the ability to create, from time to time, new series and classes of shares without shareholder approval.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

           Dreyfus Intermediate Term Income Fund and Dreyfus Premier Short Term Income Fund are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds or the Dreyfus Premier Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If any exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

          To offset the relatively higher costs of servicing smaller accounts, each Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts. In addition, Dreyfus Intermediate Term Income Fund will convert Institutional shares to Investor shares where, upon 45 days' notice, a holder of Institutional shares does not maintain a minimum balance of $1 million.

           Effective May 31, 2001, Dreyfus Intermediate Term Income Fund commenced offering Institutional shares and renamed its existing shares "Investor shares." Effective November 1, 2002, Dreyfus Premier Short Term Income Fund commenced offering Class A, Class B and Class P shares and Dreyfus Premier Yield Advantage Fund commenced offering Class A, Class B, Class P and Class S shares, and each such Fund renamed its existing shares "Class D shares" and changes its name to include the word "Premier."

          The Company sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT AUDITORS

           Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

           ____________________________________________________________________, independent auditors, have been selected as independent auditors of the Company.

APPENDIX A

Rating Categories

           Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's") and Fitch Ratings ("Fitch"):

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1

A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

>Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Long-term investment grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)(1)	Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on November 28, 1995. Registrant's Articles Supplementary and Articles of Amendment are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on May 2, 2001.

(a)(2)	Articles Supplementary.*

(a)(3)	Articles of Amendment.*

(b)	Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 30, 2000.

(d)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on August 2, 2002.

(e)(1)	Distribution Agreement is incorporated by reference to Exhibit (e) (1) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on August 2, 2002.

(e)(2)	Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 30, 2000.

(g)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on November 28, 1995. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on January 9, 1993.

(h)	Shareholder Services Plan.*

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on November 28, 1995.

(j)	Consent of Independent Auditors.*

(m)(1)	Service Plan.*

(m)(2)	Distribution Plan*

(n)	Rule 18f-3 Plan.*

(p)	Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 14 to the Registration Statement on From N-1A, filed on November 30, 2000.

*   To be filed by amendment.

Other Exhibits

(a)	Powers of Attorney are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 30, 2000.

(b)	Certificate of Secretary are incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 30, 2000.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation incorporated by reference to Exhibit (1) and Exhibit (1)(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on December 1, 1995 and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws, as amended filed as Exhibit (b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on November 30, 2000 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference is also made to the Distribution Agreement filed with Post-Effective Amendment No. 21 on August 2, 2002.

Item 26.           Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus               Other Businesses                      Position Held                Dates
------------               ----------------                      -------------                -----

Mandell L. Berman          Self-Employed                         Real Estate Consultant,      11/74 - Present
Director                   29100 Northwestern Highway            Residential Builder and
                           Suite 370                             Private Investor
                           Southfield, MI 48034

Stephen R. Byers           Dreyfus Service Corporation++         Senior Vice President        3/00 - Present
Director, Vice Chairman,
and Chief Investment       Founders Asset Management, LLC****    Member Board of Managers     6/02 - Present
Officer
                           Dreyfus Investment Advisors, Inc.++   Chief Investment Officer
                                                                 and Director                 2/02 - Present

Stephen E. Canter          Mellon Financial Corporation+         Vice Chairman                6/01 - Present
Chairman of the Board,
Chief Executive Officer    Mellon Bank, N.A.+                    Vice Chairman                6/01 - Present
and Chief Operating
Officer                    Mellon Growth Advisors, LLC*          Board Member                 1/02 - Present

                           Dreyfus Investment Advisors, Inc.++   Chairman of the Board        1/97 - 2/02
                                                                 Director                     5/98 - 2/02
                                                                 President                    5/95 - 2/02

                           Newton Management Limited             Director                     2/99 - Present
                           London, England

                           Mellon Bond Associates, LLP+          Executive Committee          1/99 - Present
                                                                 Member

                           Mellon Equity Associates, LLP+        Executive Committee          1/99 - Present
                                                                 Member

                           Franklin Portfolio Associates, LLC*   Director                     2/99 - Present

                           Franklin Portfolio Holdings, Inc.*    Director                     2/99 - Present

                           The Boston Company Asset              Director                     2/99 - Present
                           Management, LLC*

                           TBCAM Holdings, Inc.*                 Director                     2/99 - Present

                           Mellon Capital Management             Director                     1/99 - Present
                           Corporation***

                           Founders Asset Management, LLC****    Member, Board of             12/97 - Present
                                                                 Managers

                           The Dreyfus Trust Company+++          Director                     6/95 - Present
                                                                 Chairman                     1/99 - Present
                                                                 President                    1/99 - Present
                                                                 Chief Executive Officer      1/99 - Present

J. Charles Cardona         Dreyfus Investment Advisors, Inc.++   Chairman of the Board        2/02 - Present
Director and
Vice Chairman              Boston Safe Advisors, Inc.++          Director                     10/01 - Present

                           Dreyfus Service Corporation++         Executive Vice President     2/97 - Present
                                                                 Director                     8/00 - Present

Steven G. Elliott          Mellon Financial Corporation+         Director                     1/01 - Present
Director                                                         Senior Vice Chairman         1/99 - Present
                                                                 Chief Financial Officer      1/90 - Present

                           Mellon Bank, N.A.+                    Director                     1/01 - Present
                                                                 Senior Vice Chairman         3/98 - Present
                                                                 Chief Financial Officer      1/90 - Present

                           Mellon EFT Services Corporation       Director                     10/98 - Present
                           Mellon Bank Center, 8th Floor
                           1735 Market Street
                           Philadelphia, PA 19103

                           Mellon Financial Services             Director                     1/96 - Present
                           Corporation #1                        Vice President               1/96 - Present
                           Mellon Bank Center, 8th Floor
                           1735 Market Street
                           Philadelphia, PA 19103

                           Boston Group Holdings, Inc.*          Vice President               5/93 - Present

                           APT Holdings Corporation              Treasurer                    12/87 - Present
                           Pike Creek Operations Center
                           4500 New Linden Hill Road
                           Wilmington, DE 19808

                           Allomon Corporation                   Director                     12/87 - Present
                           Two Mellon Bank Center
                           Pittsburgh, PA 15259

                           Mellon Financial Company+             Principal Executive.         1/88 - Present
                                                                 Officer
                                                                 Chief Executive Officer      8/87 - Present
                                                                 Director                     8/87 - Present
                                                                 President                    8/87 - Present

                           Mellon Overseas Investments           Director                     4/88 - Present
                           Corporation+

                           Mellon Financial Services             Treasurer                    12/87 - Present
                           Corporation #5+

                           Mellon Financial Markets, Inc.+       Director                     1/99 - Present

                           Mellon Financial Services             Director                     1/99 - Present
                           Corporation #17
                           Fort Lee, NJ

                           Mellon Mortgage Company               Director                     1/99 - Present
                           Houston, TX

                           Mellon Ventures, Inc.+                Director                     1/99 - Present

Lawrence S. Kash           The Dreyfus Trust Company+++          Director                     12/94 - Present
Vice Chairman
                           Melon Bank, N.A.+                     Executive Vice President     6/92 - Present

                           Boston Group Holdings, Inc.*          Director                     5/93 - Present
                                                                 President                    5/93 - Present

David F. Lamere            Mellon Financial Corporation+         Vice Chairman                9/01 - Present
Director
                           Wellington-Medford II Properties,     President and Director       2/99 - Present
                           Inc.
                           Medford, MA

                           TBC Securities, Inc.                  President and Director       2/99 - Present
                           Medford, MA

                           The Boston Company, Inc.*             Chairman & CEO               1/99  - Present

                           Boston Safe Deposit and Trust         Chairman & CEO               1/99 - Present
                           Company*

                           Mellon Private Trust Co., N.A.        Chairman                     4/97 - 8/00
                           2875 Northeast 191st Street,          Director                     4/97 - 8/00
                           North Miami, FL  33180

                           Newton Management Limited             Director                     10/98 - Present
                           London, England

                           Laurel Capital Advisors, LLP+         Executive Committee          8/98 - Present

                           Mellon Bank, N.A.+                    Vice Chairman                8/01 - Present
                                                                 Exec. Management Group       8/01 - Present
                                                                 Exec. Vice President         2/99 - 9/01

                           Mellon Trust of California            Chairman                     2/96 - 8/00
                           Los Angles, CA

                           Mellon United National Bank           Chairman                     2/95 - Present
                           2875 Northeast 191st Street           Director                     11/98 - Present
                           North Miami, FL  33180

Martin G. McGuinn          Mellon Financial Corporation+         Chairman                     1/99 - Present
Director                                                         Chief Executive Officer      1/99 - Present
                                                                 Director                     1/98 - Present

                           Mellon Bank, N. A. +                  Chairman                     3/98 - Present
                                                                 Chief Executive Officer      3/98 - Present
                                                                 Director                     1/98 - Present

                           Mellon Leasing Corporation+           Vice Chairman                12/96 - Present

Michael G. Millard         Dreyfus Service Corporation++         Chairman of the Board        4/02 - Present
Director and President                                           Chief Executive Officer      4/02 - Present
                                                                 Director                     8/00 - President
                                                                 Executive Vice President     8/00 - 5/02
                                                                 Senior Vice President        3/00 - 8/00
                                                                 Executive Vice President     5/98 - 3/00
                                                                 Dreyfus Investment Division

                           Dreyfus Service Organization, Inc.    Director                     4/02 - Present

                           Dreyfus Insurance Agency of           Director                     4/02 - Present
                           Massachusetts, Inc.++

                           Founders Asset Management LLC****     Director, Board of Managers  5/01 - Present

                           Boston Safe Advisors, Inc.++          Director                     10/01 - Present

Ronald P. O'Hanley         Mellon Financial Corporation+         Vice Chairman                10/01 - Present
Vice Chairman
and Director
                           Mellon Bank, N.A.+                    Vice Chairman                6/01 - Present

                           Mellon Growth Advisors, LLC+          Board Member                 1/02 - Present

                           Standish-Mellon Asset                 Board Member                 7/01 - Present

                           Management Holdings, LLC
                           One Financial Center
                           Boston, MA  02211

                           Standish-Mellon Asset                 Board Member                 7/01 - Present
                           Management Company, LLC

                           Franklin Portfolio Holdings, Inc.+    Director                     3/97 - Present

                           Franklin Portfolio Associates LLC*    Director                     3/97 - Present

                           Pareto Partners (NY)                  Partner Representative       2/02 - Present
                           505 Park Avenue
                           New York, NY  10022
                           Boston Safe Deposit and Trust         Executive Committee Member   1/99 - 1/01
                           Company+                              Director
                                                                                              1/99 - 1/01

                           Buck Consultants, Inc.++              Director                     7/97 - Present
                           Newton Management Limited London,     Executive Committee Member   10/98 - Present
                           England                               Director
                                                                                              10/98 - Present

                           Mellon Global Investments Japan Ltd.  Non-Resident Director        10/98 - Present
                           Tokyo, Japan

                           TBCAM Holdings, Inc.*                 Director                     10/97 - Present

                           The Boston Company Asset              Director                     1/98 - Present
                           Management, LLC*

                           Boston Safe Advisors, Inc.++          Chairman                     6/97 - 10/01
                                                                 Director                     2/97 - 10/01

                           Pareto Partners                       Partner Representative       5/97 - Present
                           271 Regent Street
                           London, England W1R 8PP

                           Mellon Capital Management             Director                     2/97 - Present
                           Corporation***

                           Certus Asset Advisors Corp.**         Director                     2/97 - Present

                           Mellon Bond Associates, LLP           Trustee                      1/98 - Present
                                                                 Chairman                     1/98 - Present

                           Mellon Equity Associates, LLP+        Trustee                      2/97 - Present
                                                                 Chairman                     2/97 - Present

                           Mellon Global Investing Corp.*        Director                     5/97 - Present
                                                                 Chairman                     5/97 - Present
                                                                 Chief Executive Officer      5/97 - Present

                           Laurel Capital Advisors+              Trustee                      3/97 - 10/01

J. David Officer           Dreyfus Service Corporation++         President                    3/00 - Present
Vice Chairman                                                    Executive Vice President     5/98 - 3/00
and Director                                                     Director                     3/99 - Present

                           MBSC, LLC+                            Manager, Board of Managers   4/02 - Present
                                                                 and President

                           Boston Safe Advisors, Inc.++          Director                     10/01 - Present

                           Dreyfus Transfer, Inc.                Chairman and Director        2/02 - Present
                           One American Express Plaza
                           Providence, RI  02903

                           Dreyfus Service Organization, Inc.    Director                     3/99 - Present
                           ++

                           Dreyfus Insurance Agency of           Director                     5/98 - Present
                           Massachusetts, Inc.*

                           Dreyfus Brokerage services, Inc.      Chairman                     3/99 -1/2
                           6500 Wilshire Boulevard, 8th Floor,
                           Loss Angeles, CA  90048

                           Seven Six Seven Agency, Inc.++        Director                     10/98 - Present

                           Mellon Residential Funding Corp.+     Director                     4/97 - Present

                           Mellon Trust of Florida, N.A.         Director                     8/97 - Present
                           2875 Northeast 191st Street
                           North Miami Beach, FL  33180

                           Mellon Bank, N.A.+                    Executive Vice President     7/96 - Present

                           The Boston Company, Inc.              Vice Chairman                1/97 - Present
                                                                 Director                     7/96 - Present

                           RECO, Inc.*                           President                    11/96 - Present
                                                                 Director                     11/96 - Present

                           Boston Safe Deposit and Trust         Director                     7/96 - Present
                           Company*

                           Mellon Trust of New York              Director                     6/96 - Present
                           1301 Avenue of the Americas
                           New York, NY  10019

                           Mellon Trust of California            Director                     6/96 - Present
                           400 South Hope Street
                           Suite 400
                           Los Angeles, CA  90071

                           Mellon Unite National Bank            Director                     3/98 - Present
                           1399 SW 1st Ave., Suite 400
                           Miami, Florida

                           Boston Group Holdings, Inc.*          Director                     12/97 - Present

                           Dreyfus Financial Services Corp.+     Director                     9/96  - 4/02

                           Dreyfus Investment Services           Director                     4/96 - Present
                           Corporation

Richard W. Sabo            Founders Asset Management, LLC****    President                    12/98 - Present
Director                                                         Chief Executive Officer      12/98 - Present

Diane P. Durnin            Seven Six Seven Agency, Inc.++        Director                     4/02 - Present
Executive Vice
President - Product
Development

Mark N. Jacobs             Dreyfus Investment Advisors, Inc.++   Director                     4/97 - Present
General Counsel,
Executive Vice             The Dreyfus Trust Company+++          Director                     3/96 - Present
President, and
Secretary                  The TruePenny Corporation++           President                    10/98 - Present
                                                                 Director                     3/96 - Present

Patrice M. Kozlowski       None
Senior Vice President -
Corporate Communications

William H. Maresca         The Dreyfus Trust Company++           Chief Financial Officer      3/99 - Present
Controller                                                       Treasurer                    9/98 - Present
                                                                 Director                     3/97 - Present

                           MSBC, LLC++                           Chief Financial Officer      4/02 - Present
                                                                 and Manager, Board of
                                                                 Managers

                           Boston Safe Advisors, Inc.++          Chief Financial Officer      10/01 - Present
                                                                 and Director

                           Dreyfus Service Corporation++         Chief Financial Officer      12/98 - Present
                                                                 Director                     8/00 - Present

                           Dreyfus Consumer Credit Corp.++       Treasurer                    10/98 - Present

                           Dreyfus Investment Advisors, Inc.++   Treasurer                    10/98 - Present

                           Dreyfus-Lincoln, Inc.                 Vice President               10/98 - Present
                           c/o Mellon Corporation                Director                     2/02 - Present
                           Two Greenville Center
                           4001 Kennett Pike
                           Suite 218
                           Greenville, DE 19807

                           The TruePenny Corporation++           Vice President               10/98 - Present
                                                                 Director                     2/02 - Present

                           The Trotwood Corporation++            Vice President               10/98 - 7/99

                           Trotwood Hunters Corporation++        Vice President               10/98 - 7/99

                           Dreyfus Transfer, Inc.                Chief Financial Officer      5/98 - Present
                           One American Express Plaza
                           Providence, RI  02903

                           Dreyfus Service Organization, Inc.++  Treasurer                    3/99 - Present
                           Dreyfus Insurance Agency of           Assistant Treasurer          5/98 - Present
                           Massachusetts, Inc.++++

Mary Beth Leibig           None
Vice President -
Human Resources

Theodore A. Schachar       Dreufus Service Corporation++         Vice President - Tax         10/96 - Present
Vice President
- Tax

                           MSBS, LLC++                           Vice President - Tax         4/02 - Present

                           The Dreyfus Consumer Credit           Chairman                     6/99 - Present
                           Corporation++                         President                    6/99 - Present

                           Dreyfus Investment Advisors, Inc.++   Vice President -Tax          10/96 - Present
                           Dreyfus Service Organization, Inc.++
                                                                 Vice President - Tax         10/96

Angela E. Shirer           None
Vice President

Wendy H. Strutt            None
Vice President

Raymond J. Van Cott        Mellon Financial Corporation+         Vice President               7/98 - Present
Vice President  -
Information System

James Bitetto              The TruePenny Corporation++           Secretary                    9/98 - Present
Assistant Secretary
                           Dreyfus Service Corporation           Assistant Secretary          8/98 - Present

                           Dreyfus Investment Advisors, Inc.++   Assistant Secretary          7/98 - Present

                           Dreyfus Service Organization, Inc.++  Assistant Secretary          7/98 - Present

                           The Dreyfus Consumer Credit           Vice President and Director  2/02 - Present
                           Corporation

Steven F. Newman           Dreyfus Transfer, Inc.                Vice President               2/97 - Present
Assistant Secretary        One American Express Plaza            Director                     2/97 - Present
                           Providence, RI  02903                 Secretary                    2/97 - Present

                           Dreyfus Service Organization, Inc.++  Secretary                    7/98 - Present

-------------------------------
*     The address of the business so indicated is One Boston Place, Boston, MA 02108.

**    The address of the business so indicated is One Bush Street, Suite 450, San Francisco, CA 94104.

***   The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, CA 94105.

****  The address of the business so indicated is 2930 East Third Avenue, Denver, CO 80206.

+     The address of the business so indicated is One Mellon Bank Center, Pittsburgh, PA 15258.

++    The address of the business so indicated is 200 Park Avenue, New York, NY 10166.

+++   The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144.

Item 27.           Principal Underwriters.

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor

1) Citizens Select Funds

2)     Dreyfus A Bonds Plus, Inc.

3)     Dreyfus Appreciation Fund, Inc.

4)     Dreyfus Balanced Fund, Inc.

5)     Dreyfus BASIC Money Market Fund, Inc.

6)     Dreyfus BASIC Municipal Fund, Inc.

7)     Dreyfus BASIC U.S. Mortgage Securities Fund

8)     Dreyfus BASIC U.S. Government Money Market Fund

9)     Dreyfus California Intermediate Municipal Bond Fund

10)     Dreyfus California Tax Exempt Bond Fund, Inc.

11)     Dreyfus California Tax Exempt Money Market Fund

12)     Dreyfus Cash Management

13)     Dreyfus Cash Management Plus, Inc.

14)     Dreyfus Connecticut Intermediate Municipal Bond Fund

15)     Dreyfus Connecticut Municipal Money Market Fund, Inc.

16)     Dreyfus Fixed Income Securities

17)     Dreyfus Florida Intermediate Municipal Bond Fund

18)     Dreyfus Florida Municipal Money Market Fund

19)     Dreyfus Founders Funds, Inc.

20)     The Dreyfus Fund Incorporated

21)     Dreyfus GNMA Fund, Inc.

22)     Dreyfus Government Cash Management Funds

23)     Dreyfus Growth and Income Fund, Inc.

24)     Dreyfus Growth and Value Funds, Inc.

25)     Dreyfus Growth Opportunity Fund, Inc.

26)     Dreyfus Premier Fixed Income Funds

27)     Dreyfus Index Funds, Inc.

28)     Dreyfus Institutional Cash Advantage Funds

29)     Dreyfus Institutional Money Market Fund

30)     Dreyfus Institutional Preferred Money Market Funds

31)     Dreyfus Insured Municipal Bond Fund, Inc.

32)     Dreyfus Intermediate Municipal Bond Fund, Inc.

33)     Dreyfus International Funds, Inc.

34)     Dreyfus Investment Grade Bond Funds, Inc.

35)     Dreyfus Investment Portfolios

36)     The Dreyfus/Laurel Funds, Inc.

37)     The Dreyfus/Laurel Funds Trust

38)     The Dreyfus/Laurel Tax-Free Municipal Funds

39)     Dreyfus LifeTime Portfolios, Inc.

40)     Dreyfus Liquid Assets, Inc.

41)     Dreyfus Massachusetts Intermediate Municipal Bond Fund

42)     Dreyfus Massachusetts Municipal Money Market Fund

43)     Dreyfus Massachusetts Tax Exempt Bond Fund

44)     Dreyfus Midcap Index Fund, Inc.

45)     Dreyfus Money Market Instruments, Inc.

46)     Dreyfus Municipal Bond Fund, Inc.

47)     Dreyfus Municipal Cash Management Plus

48)     Dreyfus Municipal Money Market Fund, Inc.

49)     Dreyfus New Jersey Intermediate Municipal Bond Fund

50)     Dreyfus New Jersey Municipal Bond Fund, Inc.

51)     Dreyfus New Jersey Municipal Money Market Fund, Inc.

52)     Dreyfus New Leaders Fund, Inc.

53)     Dreyfus New York Municipal Cash Management

54)     Dreyfus New York Tax Exempt Bond Fund, Inc.

55)     Dreyfus New York Tax Exempt Intermediate Bond Fund

56)     Dreyfus New York Tax Exempt Money Market Fund

57)     Dreyfus U.S. Treasury Intermediate Term Fund

58)     Dreyfus U.S. Treasury Long Term Fund

59)     Dreyfus 100% U.S. Treasury Money Market Fund

60)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund

61)     Dreyfus Pennsylvania Municipal Money Market Fund

62)     Dreyfus Premier California Municipal Bond Fund

63)     Dreyfus Premier Equity Funds, Inc.

64)     Dreyfus Premier International Funds, Inc.

65)     Dreyfus Premier GNMA Fund

66)     Dreyfus Premier Opportunity Funds

67)     Dreyfus Premier Worldwide Growth Fund, Inc.

68)     Dreyfus Premier Municipal Bond Fund

69)     Dreyfus Premier New York Municipal Bond Fund

70)     Dreyfus Premier State Municipal Bond Fund

71)     Dreyfus Premier Value Equity Funds

72)     Dreyfus Short-Intermediate Government Fund

73)     Dreyfus Short-Intermediate Municipal Bond Fund

74)     The Dreyfus Socially Responsible Growth Fund, Inc.

75)     Dreyfus Stock Index Fund

76)     Dreyfus Tax Exempt Cash Management

77)     The Dreyfus Premier Third Century Fund, Inc.

78)     Dreyfus Treasury Cash Management

79)     Dreyfus Treasury Prime Cash Management

80)     Dreyfus Variable Investment Fund

81)     Dreyfus Worldwide Dollar Money Market Fund, Inc.

82)     General California Municipal Bond Fund, Inc.

83)     General California Municipal Money Market Fund

84)     General Government Securities Money Market Funds, Inc.

85)     General Money Market Fund, Inc.

86)     General Municipal Bond Fund, Inc.

87)     General Municipal Money Market Funds, Inc.

88)     General New York Municipal Bond Fund, Inc.

89)     General New York Municipal Money Market Fund

90) MPAM Funds Trust

Name and principal Business address	Positions and Offices with the Distributor	Positions and Offices with Registrant

Michael Millard*	Chief Executive Officer and Chairman of the Board	None

J. David Officer*	President and Director	None

Thomas E. Winnick*	Director	None

J. Charles Cardona*	Executive Vice President and Director	None

Anthony DeVivio**	Executive Vice President and Director	None

Jude C. Metcalfe**	Executive Vice President	None

Irene Papadoulis**	Director	None

David K. Mossman**	Executive Vice President	None

Prasanna Dhore*	Executive Vice President	None

Noreen Ross*	Executive Vice President	None

Matthew R. Schiffman	Executive Vice President	None

William H. Maresca*	Chief Financial Officer and Director	None

James Book***	Senior Vice President	None

Ken Bradle**	Senior Vice President	None

Stephen R. Byers*	Senior Vice President	None

Joseph Eck+	Senior Vice President	None

Lawrence S. Kash*	Senior Vice President	None

Matthew Perrone**	Senior Vice President	None

Bret Young*	Senior Vice President	None

Jane Knight*	Chief Legal Officer and Secretary	None

Stephen Storen*	Chief Compliance Officer	None

John Geli**	Vice President	None

Maria Georgopoulos*	Vice President - Facilities Management	None

William Germenis*	Vice President - Compliance	None

Janice Hayles*	Vice President	None

Tracy Hopkins*	Vice President	None

Hal Marshall*	Vice President - Compliance	None

Mary Merkle*	Vice President - Compliance	None

Paul Molloy*	Vice President	None

James Muir*	Vice President - Compliance	None

B.J. Ralston**	Vice President	None

Theodore A. Schachar*	Vice President - Tax	None

William Schalda*	Vice President	None

James Windels*	Vice President	Treasurer

James Bitetto*	Assistant Secretary	None

Ronald Jamison*	Assistant Secretary	None

Carlene Kim*	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556–0144.

***	Principal Business address is 6500 Wilshire Boulevard, 8th Floor, Los Angles, CA 90048.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

+	Principal business address is One Boston Place, Boston, MA 02108.

Item 28.	Location of Accounts and Records

1.	Mellon Bank, N.A. One Mellon Bank Center Pittsburgh, Pennsylvania 15258

2.	Dreyfus Transfer, Inc. One American Express Plaza Providence, Rhode Island 02903

3.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 21st day of October, 2002.

DREYFUS INVESTMENT GRADE BOND FUNDS, INC. BY: /s/Stephen E. Canter* Stephen E. Canter, President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	10/21/02

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	10/21/02

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board of Directors	10/21/02

/s/Lucy Wilson Benson* Lucy Wilson Benson	Director	10/21/02

/s/David W. Burke* David W. Burke	Director	10/21/02

/s/Whitney I. Gerard* Whitney I. Gerard	Director	10/21/02

/s/Arthur A. Hartman* Arthur A. Hartman	Director	10/21/02

/s/George L. Perry* George L. Perry	Director	10/21/02

*By:	/s/Robert R. Mullery Robert R. Mullery Attorney-in-Fact